CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	11/06/2025			$1,654	$1,605	(e)(f)
Automotive Keys Group, LLC		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	11/06/2025			234	227	(e)
Clarios Global LP		1st Lien Term Loan	8.33% (1M SOFR + 3.00%)	05/06/2030			7,817	7,830
Collision SP Subco, LLC		1st Lien Revolving Loan	10.82% (6M SOFR + 5.50%)	01/29/2030			11	11	(e)(h)
Collision SP Subco, LLC		1st Lien Term Loan	10.82% (3M SOFR + 5.50%)	01/29/2030			746	731	(e)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	10.74% (6M SOFR + 5.50%)	01/29/2030			20	20	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	9.18% (3M SOFR + 3.75%)	01/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	12.46% (3M SOFR + 7.00%)	01/20/2027			6,020	4,816	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	12.46% (3M SOFR + 7.00%)	01/20/2027			1,462	1,170	(e)(f)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan		11/10/2025			—	—	(e)(h)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	13.47% (3M SOFR + 8.00%)	11/09/2028			5,942	5,942	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delay Draw Term Loan	13.47% (3M SOFR + 8.00%)	11/09/2028			4,209	4,209	(e)
New Churchill Holdco LLC		1st Lien Revolving Loan		11/09/2029			—	—	(e)(h)
New Churchill Holdco LLC		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	11/09/2029			1,210	1,185	(e)(f)
New Churchill Holdco LLC		1st Lien Delay Draw Term Loan	10.83% (3M SOFR + 5.50%)	11/09/2029			383	375	(e)(h)
Sun Acquirer Corp.		1st Lien Revolving Loan		09/08/2027			—	—	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	11.19% (1M SOFR + 5.75%)	09/08/2028			6,466	6,466	(e)
Sun Acquirer Corp.		1st Lien Term Loan	11.19% (1M SOFR + 5.75%)	09/08/2028			1,726	1,726	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	11.19% (1M SOFR + 5.75%)	09/08/2028			4,702	4,702	(e)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan	11.07% (3M SOFR + 5.75%)	02/13/2030			44	43	(e)(h)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	11.06% (3M SOFR + 5.75%)	02/13/2031			11,365	11,138	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan		02/13/2031			—	—	(e)(g)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	01/30/2031			17,959	18,001
								70,198		1.98%
Capital Goods

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
AIM Acquisition, LLC		1st Lien Revolving Loan	10.44% (3M SOFR + 5.00%)	12/02/2025			46	46	(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	10.49% (6M SOFR + 5.00%)	12/02/2025			212	211	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Revolving Loan	11.57% (1M SOFR + 6.25%)	11/07/2029			26	25	(e)(h)
Airx Climate Solutions, Inc.		1st Lien Term Loan	11.68% (3M SOFR + 6.25%)	11/07/2029			1,509	1,471	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan		11/07/2029			—	—	(e)(h)
AllClear Military Inc.		1st Lien Term Loan	10.45% (3M SOFR + 5.00%)	08/10/2025			1,914	1,339	(e)
Artera Services, LLC		1st Lien Term Loan	9.81% (3M SOFR + 4.50%)	02/15/2031			7,829	7,852
Barentz International B.V.	Netherlands	1st Lien Term Loan		03/30/2031			5,000	5,012	(e)(i)
BlueHalo Global Holdings, LLC		1st Lien Revolving Loan		10/31/2025			—	—	(e)(h)
BlueHalo Global Holdings, LLC		1st Lien Term Loan	10.09% (3M SOFR + 4.75%)	10/31/2025			4,678	4,678	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.48% (6M EURIBOR + 7.42%)	11/24/2028			€878	947	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.50% (6M SOFR + 5.75%)	11/24/2028			1,691	1,691	(e)(f)
Brown Group Holding, LLC		1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	06/07/2028			4,946	4,940
Brown Group Holding, LLC		1st Lien Term Loan	8.31% (3M SOFR + 3.00%)	07/02/2029			2,496	2,495
Burgess Point Purchaser Corporation		1st Lien Term Loan	10.68% (1M SOFR + 5.25%)	07/25/2029			4,136	3,935
Chart Industries, Inc.		1st Lien Term Loan	8.67% (1M SOFR + 3.25%)	03/15/2030			6,361	6,369
CP Atlas Buyer Inc		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	11/23/2027			6,985	6,892
CPIG Holdco Inc.		1st Lien Revolving Loan	10.18% (3M SOFR + 4.75%)	04/28/2028			1	—	(e)(h)
CPIG Holdco Inc.		1st Lien Term Loan	12.41% (3M SOFR + 7.00%)	04/28/2028			3,844	3,844	(e)
Crown Subsea Communications Holding, Inc.		1st Lien Term Loan	10.07% (3M SOFR + 4.75%)	01/30/2031			3,847	3,867
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.		1st Lien Revolving Loan		10/18/2029			—	—	(e)(h)
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.		1st Lien Term Loan	11.30% (3M SOFR + 6.00%)	10/18/2030			4,308	4,308	(e)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	12.48% (3M SOFR + 7.00%)	12/30/2025			691	691	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	12.48% (3M SOFR + 7.00%)	12/30/2026			2,720	2,720	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Dynasty Acquisition Co., Inc.		1st Lien Term Loan		08/24/2028				17,344	17,364	(i)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	10.29% (3M STIBOR + 6.25%)	06/30/2026			SEK	45,107	4,214	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delay Draw Term Loan	10.96% (3M NIBOR + 6.25%)	06/30/2026			SEK	2,106	197	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delay Draw Term Loan	10.29% (3M STIBOR + 6.25%)	06/30/2026			SEK	9,070	847	(e)(f)
EPS NASS Parent, Inc.		1st Lien Revolving Loan	11.21% (3M SOFR + 5.75%)	04/17/2026				135	135	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	04/19/2028				5,701	5,701	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delay Draw Term Loan	11.21% (3M SOFR + 5.75%)	04/19/2028				321	321	(e)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	12.40% (3M SOFR + 7.00%)	03/29/2030				473	473	(e)
Husky Injection Molding Systems Ltd.	Canada	1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	03/28/2025				15,047	15,028
Husky Injection Molding Systems Ltd.	Canada	1st Lien Term Loan		02/01/2029				16,000	16,033	(i)
INNIO Group Holding GmbH	Germany	1st Lien Term Loan	8.18% (3M EURIBOR + 4.25%)	11/02/2028				€6,900	7,455
Kaman Corporation		1st Lien Term Loan		03/26/2031				8,000	8,005	(i)
Kene Acquisition, Inc.		1st Lien Revolving Loan		02/07/2031				—	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	10.57% (6M SOFR + 5.25%)	02/07/2031				1,797	1,761	(e)
Kene Acquisition, Inc.		1st Lien Delay Draw Term Loan		02/07/2031				—	—	(e)(h)
Kodiak BP, LLC		1st Lien Term Loan	8.82% (3M SOFR + 3.25%)	03/12/2028				8,554	8,538
Kodiak Building Partners Inc.		1st Lien Term Loan		03/17/2028				4,000	4,000	(e)(i)
LBM Acquisition LLC		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	12/17/2027				8,221	8,202
Maverick Acquisition, Inc.		1st Lien Term Loan	11.55% (3M SOFR + 6.25%)	06/01/2027				5,227	4,234	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delay Draw Term Loan	11.55% (3M SOFR + 6.25%)	06/01/2027				1,191	965	(e)
MIWD Holdco II LLC		1st Lien Term Loan		03/20/2031				2,000	2,007	(i)
Osmose Utilities Services, Inc.		1st Lien Term Loan	8.69% (1M SOFR + 3.25%)	06/23/2028				24,238	23,874
Osmose Utilities Services, Inc.		2nd Lien Term Loan	12.19% (1M SOFR + 6.75%)	06/25/2029				8,237	8,155	(e)
Osmosis Buyer Limited		1st Lien Term Loan	9.07% (1M SOFR + 3.75%)	07/31/2028				17,038	17,057
Osmosis Buyer Limited		1st Lien Delay Draw Term Loan	9.58% (1M SOFR + 4.25%)	07/31/2028				2,267	2,276	(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Prime Buyer, L.L.C.		1st Lien Revolving Loan		12/22/2026			—	—	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	10.68% (1M SOFR + 5.25%)	12/22/2026			13,533	12,451	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	10.94% (1M SONIA + 5.75%)	03/29/2025			£186	234	(e)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	03/29/2025			1,566	1,566	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	11.24% (3M SOFR + 5.75%)	03/29/2025			71	71	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	03/29/2025			2,246	2,246	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan		10/31/2024			—	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	10/31/2024			385	385	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	9.18% (1M SOFR + 3.75%)	10/15/2028			8,001	7,967
SPX Flow, Inc.		1st Lien Term Loan	9.93% (1M SOFR + 4.50%)	04/05/2029			5,500	5,519
SRS Distribution Inc.		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	06/02/2028			4,005	4,030
SRS Distribution Inc.		1st Lien Term Loan	8.68% (1M SOFR + 3.25%)	06/02/2028			3,303	3,318
Sunk Rock Foundry Partners LP		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	10/31/2024			192	192	(e)(f)
TransDigm Inc.		1st Lien Term Loan	8.06% (3M SOFR + 2.75%)	08/24/2028			17,807	17,862
Two Six Labs, LLC		1st Lien Revolving Loan		08/20/2027			—	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	08/20/2027			7,280	7,280	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	11.31% (3M SOFR + 6.00%)	08/20/2027			1,335	1,335	(e)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	10.81% (3M SOFR + 5.50%)	08/20/2027			2,828	2,828	(e)
Victory Buyer LLC		1st Lien Term Loan	9.34% (3M SOFR + 3.75%)	11/19/2028			5,279	5,002
WEC US Holdings Ltd.		1st Lien Term Loan	8.08% (1M SOFR + 2.75%)	01/27/2031			21,108	21,077
Wilsonart LLC		1st Lien Term Loan	8.65% (3M SOFR + 3.25%)	12/31/2026			16,145	16,154
								329,692		9.29%
Commercial and Professional Services
Aero Operating LLC		1st Lien Term Loan	14.45% (3M SOFR + 9.00%)	02/09/2026			2,874	2,443	(e)(f)
Aero Operating LLC		1st Lien Term Loan	14.48% (3M SOFR + 9.00%)	02/09/2026			91	77	(e)(f)
AMCP Clean Acquisition Company, LLC		1st Lien Term Loan	10.33% (6M SOFR + 5.00%)	06/15/2028			808	796	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Applied Technical Services, LLC		1st Lien Revolving Loan	13.25% (PRIME + 4.75%)	12/29/2026			130	130	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	12/29/2026			4,204	4,204	(e)(f)
Applied Technical Services, LLC		1st Lien Term Loan	11.45% (3M SOFR + 6.00%)	12/29/2026			571	571	(e)
Applied Technical Services, LLC		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	12/29/2026			321	321	(e)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	11.20% (3M SOFR + 5.75%)	12/29/2026			1,417	1,417	(e)(f)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	11.20% (3M SOFR + 5.75%)	12/29/2026			4,081	4,080	(e)(h)
Applied Technical Services, LLC		1st Lien Delay Draw Term Loan	11.45% (3M SOFR + 6.00%)	12/29/2026			570	570	(e)
Argenbright Holdings V, LLC		1st Lien Term Loan	12.71% (3M SOFR + 7.25%)	11/30/2026			2,784	2,784	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delay Draw Term Loan		11/30/2026			—	—	(e)(h)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	8.84% (3M EURIBOR + 4.93%)	07/28/2028			€6,500	6,741
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	8.65% (3M EURIBOR + 4.75%)	07/17/2028			€473	510	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan		11/12/2025			—	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	10.18% (1M SOFR + 4.75%)	11/12/2027			10,704	10,704	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan	10.18% (1M SOFR + 4.75%)	11/12/2027			628	628	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	14.18% (1M SOFR + 8.75%)	11/13/2028			3,008	3,008	(e)(f)
Compex Legal Services, Inc.		1st Lien Revolving Loan	10.85% (3M SOFR + 5.45%)	02/07/2025			180	180	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	10.86% (3M SOFR + 5.45%)	02/09/2026			1,267	1,267	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	9.70% (3M SOFR + 4.25%)	03/27/2028			14,755	13,667	(f)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	8.08% (1M SOFR + 2.75%)	01/18/2029			10,101	10,096
Eagle Parent Corp.		1st Lien Term Loan	9.55% (3M SOFR + 4.25%)	04/02/2029			2,670	2,644
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	11.46% (3M SOFR + 6.00%)	12/18/2026			101	99	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.45% (3M SOFR + 6.00%)	12/18/2026			1,306	1,280	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	12/18/2026			623	611	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	11.46% (3M SOFR + 6.00%)	12/18/2026			1,746	1,711	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	11.49% (3M SOFR + 6.00%)	12/18/2026			373	366	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	11.95% (6M EURIBOR + 8.06%)	03/13/2030				€3,323	3,585	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.95% (6M EURIBOR + 8.06%)	03/13/2030				€222	240	(e)(g)(h)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	11.83% (1M SOFR + 6.50%)	05/12/2028				1,110	1,110	(e)(h)
Flywheel Acquireco, Inc.		1st Lien Term Loan	11.83% (1M SOFR + 6.50%)	05/13/2030				13,748	13,748	(e)
HH-Stella, Inc.		1st Lien Revolving Loan		04/22/2027				—	—	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	04/24/2028				6,015	6,015	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	11.46% (3M SOFR + 6.00%)	04/24/2028				2,396	2,396	(e)
HP RSS Buyer, Inc.		1st Lien Term Loan	10.32% (3M SOFR + 5.00%)	12/11/2029				1,265	1,240	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	10.32% (3M SOFR + 5.00%)	12/11/2029				270	267	(e)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	10.31% (3M SOFR + 5.00%)	12/11/2029				357	352	(e)(h)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	12.93% (1M SOFR + 7.50%)	11/23/2029				4,983	4,909	(e)
IRI Group Holdings, Inc.		1st Lien Revolving Loan	11.08% (1M SOFR + 5.75%)	12/01/2027				731	731	(e)(h)
IRI Group Holdings, Inc.		1st Lien Term Loan	11.58% (3M SOFR + 6.25%)	12/01/2028				25,056	25,055	(e)(g)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delay Draw Term Loan	15.94% (6M SONIA + 10.75%)	11/26/2025				£735	761	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	13.59% (3M SOFR + 8.00%)	11/09/2026				2,848	2,848	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	10.73% (6M SOFR + 5.25%)	11/06/2028				6,549	6,549	(e)(g)
Kellermeyer Bergensons Services, LLC		1st Lien Delay Draw Term Loan		11/06/2028				—	—	(e)(h)
Kings Buyer, LLC		1st Lien Revolving Loan	14.00% (PRIME + 5.50%)	10/29/2027				12	11	(e)(h)
Kings Buyer, LLC		1st Lien Term Loan	11.80% (3M SOFR + 6.50%)	10/29/2027				3,428	3,428	(e)
LABL, Inc.		1st Lien Term Loan	10.43% (1M SOFR + 5.00%)	10/29/2028				4,266	4,173
Laboratories Bidco LLC		1st Lien Revolving Loan	14.25% (PRIME + 5.75%)	07/23/2027				1,155	1,004	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	12.21% (3M SOFR + 6.75%)	07/23/2027				1,886	1,641	(e)(f)(g)
Laboratories Bidco LLC		1st Lien Term Loan	12.05% (3M CDOR + 6.75%)	07/23/2027			CAD	1,768	1,136	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	12.21% (3M SOFR + 6.75%)	07/23/2027				3,920	3,410	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Laboratories Bidco LLC		1st Lien Term Loan	12.21% (3M SOFR + 6.75%)	07/23/2027			3,981	3,464	(e)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	12.21% (3M SOFR + 6.75%)	07/23/2027			290	252	(e)
Lavatio Midco Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.64% (6M EURIBOR + 6.75%)	11/30/2026			€569	614	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.64% (6M EURIBOR + 6.75%)	11/30/2026			€746	805	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan		05/04/2029			—	—	(e)(h)
Lightbeam Bidco, Inc.		1st Lien Term Loan	11.56% (3M SOFR + 6.25%)	05/06/2030			1,129	1,129	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	05/06/2030			131	131	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	11.56% (3M SOFR + 6.25%)	05/06/2030			171	171	(e)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	10.84% (3M SOFR + 5.50%)	05/06/2030			264	264	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.81% (6M SOFR + 6.50%)	07/31/2026			610	609	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.11% (6M SONIA + 6.50%)	07/31/2026			£1,706	2,153	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.01% (6M SONIA + 6.50%)	07/31/2026			£462	583	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.62% (3M EURIBOR + 6.75%)	07/31/2026			£1,183	1,493	(e)(h)
Marmic Purchaser, LLC		1st Lien Revolving Loan	11.21% (3M SOFR + 5.75%)	03/05/2027			29	29	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	03/05/2027			2,001	2,001	(e)(f)
Marmic Purchaser, LLC		1st Lien Delay Draw Term Loan	11.21% (3M SOFR + 5.75%)	03/05/2027			2,011	2,011	(e)
Marmic Purchaser, LLC		1st Lien Delay Draw Term Loan	11.71% (3M SOFR + 6.25%)	03/05/2027			1,268	1,268	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	11.47% (1M SONIA + 6.25%)	01/07/2027			£148	187	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	12.05% (6M SOFR + 6.25%)	01/07/2027			2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	11.73% (6M SONIA + 6.25%)	01/07/2027			£1,052	1,327	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan		10/11/2027			—	—	(e)(h)
Neptune BidCo US Inc.		1st Lien Term Loan	10.17% (3M SOFR + 4.75%)	10/11/2028			13,211	12,079	(f)
Neptune BidCo US Inc.		1st Lien Term Loan	10.42% (3M SOFR + 5.00%)	04/11/2029			15,283	14,070	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Neptune BidCo US Inc.		2nd Lien Term Loan	15.17% (3M SOFR + 9.75%)	10/11/2029			9,882	9,487	(e)(f)
Nest Topco Borrower Inc.		1st Lien Term Loan	16.00% (PRIME + 7.50%)	08/31/2029			13,162	13,162	(e)(g)
North American Fire Holdings, LLC		1st Lien Revolving Loan	11.21% (3M SOFR + 5.75%)	05/19/2027			257	257	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	05/19/2027			2,274	2,274	(e)(f)
North American Fire Holdings, LLC		1st Lien Delay Draw Term Loan	11.21% (3M SOFR + 5.75%)	05/19/2027			2,151	2,151	(e)(f)
North American Fire Holdings, LLC		1st Lien Delay Draw Term Loan	11.22% (3M SOFR + 5.75%)	05/19/2027			2,845	2,845	(e)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	11.81% (3M SOFR + 6.50%)	05/17/2028			3	3	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	11.81% (3M SOFR + 6.50%)	05/17/2028			45	45	(e)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	11.82% (3M SOFR + 6.50%)	05/17/2028			175	175	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	10.70% (3M SOFR + 5.25%)	07/16/2027			52	52	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	10.71% (3M SOFR + 5.25%)	07/16/2027			1,310	1,310	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.70% (3M SOFR + 5.25%)	07/16/2027			242	242	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.71% (3M SOFR + 5.25%)	07/16/2027			740	740	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan		07/16/2027			—	—	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.73% (3M SOFR + 5.25%)	07/16/2027			198	198	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	10.72% (1M SOFR + 5.25%)	07/16/2027			169	169	(e)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.94% (3M SONIA + 5.75%)	12/11/2028			£4,915	6,048	(e)
Priority Waste Holdings LLC		1st Lien Revolving Loan	10.80% (3M SOFR + 5.50%)	08/20/2029			1	1	(e)(h)
Priority Waste Holdings LLC		1st Lien Term Loan	13.33% (3M SOFR + 8.00%)	08/20/2029			1,811	1,811	(e)(g)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	13.30% (3M SOFR + 8.00%)	08/20/2029			1,201	1,201	(e)(g)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	13.33% (3M SOFR + 8.00%)	08/20/2029			700	700	(e)(g)(h)
PSC Group LLC		1st Lien Revolving Loan	11.46% (3M SOFR + 6.00%)	07/23/2025			253	252	(e)(h)
PSC Group LLC		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	07/23/2025			5,205	5,205	(e)(f)
PSC Group LLC		1st Lien Term Loan	11.47% (3M SOFR + 6.00%)	07/23/2025			3,511	3,511	(e)(f)
PSC Group LLC		1st Lien Delay Draw Term Loan	11.50% (3M SOFR + 6.00%)	07/23/2025			104	104	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PSC Group LLC		1st Lien Delay Draw Term Loan	11.45% (1M SOFR + 6.00%)	07/23/2025			1,572	1,572	(e)
PSC Group LLC		1st Lien Delay Draw Term Loan	11.46% (3M SOFR + 6.00%)	07/23/2025			957	957	(e)
PSC Group LLC		1st Lien Delay Draw Term Loan	11.48% (3M SOFR + 6.00%)	07/23/2025			836	836	(e)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan		11/26/2027			—	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Revolving Loan	10.42% (1M SOFR + 5.00%)	08/26/2027			89	87	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	10.64% (6M SOFR + 5.00%)	08/26/2027			4,094	4,012	(e)(f)
Research Now Group, LLC		1st Lien Term Loan		12/20/2024			3,464	2,047	(f)(j)
Research Now Group, LLC		2nd Lien Term Loan		12/20/2025			893	197	(e)(f)(j)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	11.49% (3M SOFR + 6.00%)	07/26/2027			225	221	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	11.49% (3M SOFR + 6.00%)	07/26/2027			2,070	2,029	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	10.20% (3M SONIA + 4.88%)	08/07/2028			£3,405	4,297	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.18% (3M SONIA + 4.88%)	08/07/2028			£8,248	10,411	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.78% (3M EURIBOR + 4.88%)	08/07/2028			€1,033	1,114	(e)(f)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.22% (3M SONIA + 4.88%)	08/07/2028			£13,314	16,804	(e)(g)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.24% (3M SONIA + 4.88%)	08/07/2028			£4,156	5,246	(e)(g)(h)
Saturn Purchaser Corp.		1st Lien Term Loan	10.67% (3M SOFR + 5.25%)	07/23/2029			236	236	(e)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan		12/16/2027			—	—	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	11.18% (1M SOFR + 5.75%)	12/16/2027			2,532	2,532	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan	11.18% (1M SOFR + 5.75%)	12/16/2027			1,496	1,496	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	10.58% (1M SOFR + 5.25%)	06/05/2026			550	550	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	06/05/2026			30,849	30,849	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	10.58% (1M SOFR + 5.25%)	06/05/2026			37	37	(e)(h)
SSE Buyer, Inc.		1st Lien Revolving Loan	7.43% (1M SOFR + 2.00%)	06/30/2025			1	1	(e)(h)
SSE Buyer, Inc.		2nd Lien Term Loan		06/30/2026			735	—	(e)(f)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Stealth Holding LLC		1st Lien Term Loan	12.20% (3M SOFR + 6.75%)	03/02/2026			2,417	2,417	(e)(f)
Stealth Holding LLC		1st Lien Delay Draw Term Loan	12.24% (3M SOFR + 6.75%)	03/02/2026			4,149	4,149	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	12.06% (3M SONIA + 6.75%)	04/19/2029			£2,449	3,091	(e)(f)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	12.06% (3M SONIA + 6.75%)	04/19/2029			£1,542	1,946	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	11.94% (3M SONIA + 6.75%)	04/19/2029			£4,509	5,691	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	12.06% (3M SONIA + 6.75%)	06/30/2030			£4,723	5,961	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	11.94% (3M SONIA + 6.75%)	02/03/2031			£1,376	1,736	(e)(g)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delay Draw Term Loan	12.06% (3M SONIA + 6.75%)	04/19/2029			£3,191	4,027	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.33% (3M SONIA + 8.00%)	04/06/2027			£8,255	10,106	(e)(f)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.86% (6M SONIA + 8.38%)	04/06/2027			£501	614	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	13.49% (6M SONIA + 8.00%)	04/06/2027			£1,782	2,182	(e)(f)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan		08/16/2027			—	—	(e)(h)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	11.08% (3M SOFR + 5.75%)	08/16/2027			4,433	4,433	(e)(f)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan		08/31/2026			—	—	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	12.74% (3M SOFR + 7.25%)	08/31/2029			3,575	3,504	(e)
TSS Buyer, LLC		1st Lien Term Loan	10.95% (3M SOFR + 5.50%)	06/22/2029			260	260	(e)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	10.95% (1M SOFR + 5.50%)	06/22/2029			130	130	(e)(h)
UCIT Online Security Inc.	Canada	1st Lien Term Loan	12.20% (3M SOFR + 6.75%)	03/02/2026			1,620	1,620	(e)(f)
UP Intermediate II LLC		1st Lien Revolving Loan		03/14/2030			—	—	(e)(h)
UP Intermediate II LLC		1st Lien Term Loan	10.58% (6M SOFR + 5.25%)	03/14/2031			374	365	(e)
Villa Dutch Bidco B.V.	Netherlands	1st Lien Term Loan	9.37% (1M EURIBOR + 5.50%)	11/03/2029			€6,000	6,459
Visual Edge Technology, Inc.		1st Lien Term Loan	12.48% (3M SOFR + 7.00%)	12/31/2025			2,203	2,203	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan		12/31/2025				—	—	(e)(g)(h)
VRC Companies, LLC		1st Lien Revolving Loan		06/29/2027				—	—	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	11.07% (3M SOFR + 5.50%)	06/29/2027				16,490	16,160	(e)
Waste Services Finco Pty Ltd	Australia	1st Lien Term Loan	9.97% (1M BBSW + 5.63%)	12/23/2027			AUD	11,142	7,260	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	10.06% (3M BBSW + 5.63%)	12/23/2027			AUD	802	523	(e)(h)
									424,565		11.96%
Consumer Discretionary Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	8.23% (3M SOFR + 2.75%)	11/05/2026				1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	11.96% (3M SOFR + 6.50%)	11/05/2027				3,474	3,301	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan	11.96% (3M SOFR + 6.50%)	11/05/2027				820	778	(e)
BradyIFS Holdings, LLC		1st Lien Revolving Loan		10/31/2029				—	—	(e)(h)
BradyIFS Holdings, LLC		1st Lien Term Loan	11.31% (3M SOFR + 6.00%)	10/31/2029				18,200	17,836	(e)(f)
BradyIFS Holdings, LLC		1st Lien Delay Draw Term Loan	11.30% (SOFR + 6.00%)	10/31/2029				491	482	(e)(h)
Hills Distribution, Inc.		1st Lien Revolving Loan	9.82% (3M SOFR + 4.50%)	11/08/2029				1	1	(e)(h)
Hills Distribution, Inc.		1st Lien Term Loan	11.32% (6M SOFR + 6.00%)	11/08/2029				533	522	(e)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan		11/08/2029				—	—	(e)(h)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.70% (3M SOFR + 6.25%)	06/23/2028				10,652	10,226	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	11.70% (3M SOFR + 6.25%)	06/23/2028				3,514	3,374	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolving Loan	8.84% (3M SOFR + 3.25%)	05/04/2026				1	—	(e)(h)
Reddy Ice LLC		1st Lien Revolving Loan	12.50% (PRIME + 4.00%)	07/01/2025				67	67	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	10.48% (3M SOFR + 5.00%)	07/01/2025				7,238	7,238	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	10.48% (3M SOFR + 5.00%)	07/01/2025				2,892	2,892	(e)(h)
Saldon Holdings, Inc.		1st Lien Revolving Loan		03/13/2026				—	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	11.43% (1M SOFR + 6.00%)	03/13/2026				6,932	6,932	(e)(f)
Saldon Holdings, Inc.		1st Lien Term Loan	11.43% (1M SOFR + 6.00%)	03/13/2026				1,116	1,116	(e)
Saldon Holdings, Inc.		1st Lien Delay Draw Term Loan		03/13/2026				—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
SCIH Salt Holdings Inc.		1st Lien Term Loan	9.44% (3M SOFR + 4.00%)	03/16/2027				11,586	11,602
Trader Corporation	Canada	1st Lien Revolving Loan		12/22/2028			CAD	—	—	(e)(h)
Trader Corporation	Canada	1st Lien Term Loan	12.04% (1M CDOR + 6.75%)	12/21/2029			CAD	230	170	(e)
US Salt Investors, LLC		1st Lien Revolving Loan		07/20/2026				—	—	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	10.71% (3M SOFR + 5.25%)	07/19/2028				5,892	5,892	(e)(f)
Wrench Group LLC		1st Lien Term Loan	9.57% (3M SOFR + 4.00%)	10/30/2028				5,000	5,012
									77,442		2.18%
Consumer Durables and Apparel
Centric Brands LLC		1st Lien Term Loan	10.79% (3M SOFR + 5.50%)	08/06/2029				964	964	(e)
Centric Brands TopCo, LLC		1st Lien Term Loan	13.29% (3M SOFR + 8.00%)	02/06/2031				1,814	1,814	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolving Loan		11/01/2025				—	—	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	11/01/2025				14,199	13,915	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	9.18% (1M SOFR + 3.75%)	12/31/2025				2	2	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	12/31/2026				6,577	6,576	(e)(f)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	12/31/2026				792	792	(e)
									24,063		0.68%
Consumer Services
1011778 BC ULC / New Red Finance, Inc.	Canada	1st Lien Term Loan	7.58% (1M SOFR + 2.25%)	09/20/2030				14,963	14,947
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	12.94% (1M SOFR + 7.50%)	02/01/2027				4,788	4,692	(e)(f)
American Residential Services L.L.C.		1st Lien Revolving Loan	10.75% (PRIME + 2.25%)	10/15/2025				1	1	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	14.07% (3M SOFR + 8.50%)	10/16/2028				8,314	8,314	(e)
Apex Service Partners, LLC		1st Lien Revolving Loan	11.83% (3M SOFR + 6.50%)	10/24/2029				810	790	(e)(g)(h)
Apex Service Partners, LLC		1st Lien Term Loan	12.32% (3M SOFR + 7.00%)	10/24/2030				23,996	23,396	(e)(g)
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	12.34% (3M SOFR + 7.00%)	10/24/2030				3,130	3,052	(e)(g)(h)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	9.43% (1M SOFR + 4.00%)	12/15/2028				6,026	6,026	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	12.10% (3M SONIA + 6.75%)	08/23/2028				£3,234	4,082	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.08% (3M SONIA + 6.75%)	08/23/2028				£1,406	1,775	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.58% (3M SONIA + 7.25%)	02/08/2030				£462	584	(e)(h)
Belfor Holdings, Inc.		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	11/01/2030				3,435	3,447	(e)
Caesars Entertainment Inc		1st Lien Term Loan	8.04% (3M SOFR + 2.75%)	02/06/2031				7,000	7,000
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	12.22% (3M NIBOR + 7.50%)	05/09/2025			DKK	717	101	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	12.22% (3M NIBOR + 7.50%)	05/09/2025			DKK	3,403	477	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	11.35% (3M CIBOR + 7.50%)	05/09/2025			DKK	5,465	767	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	11.43% (3M SOFR + 6.00%)	12/06/2027				62	57	(e)(h)
Clarion Home Services Group, LLC		1st Lien Term Loan	12.41% (3M SOFR + 7.00%)	12/06/2027				2,344	2,156	(e)(f)(g)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.41% (3M SOFR + 7.00%)	12/06/2027				1,330	1,224	(e)(g)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	13.68% (3M SOFR + 8.25%)	12/06/2027				243	223	(e)(g)(h)
ClubCorp Holdings, Inc.		1st Lien Term Loan	10.56% (3M SOFR + 5.00%)	09/18/2026				6,698	6,703
CMG HoldCo, LLC		1st Lien Revolving Loan		05/19/2028				—	—	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	10.31% (3M SOFR + 5.00%)	05/19/2028				713	713	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	10.33% (3M SOFR + 5.00%)	05/19/2028				421	421	(e)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	10.32% (1M SOFR + 5.00%)	05/19/2028				1,036	1,036	(e)(h)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan		05/19/2028				—	—	(e)(h)
CST Holding Company		1st Lien Revolving Loan	12.18% (1M SOFR + 6.75%)	11/01/2028				8	8	(e)(h)
CST Holding Company		1st Lien Term Loan	12.18% (1M SOFR + 6.75%)	11/01/2028				1,066	1,066	(e)
ECG Bidco S.A.S.	France	1st Lien Term Loan	11.69% (3M SONIA + 6.50%)	10/02/2028				£9,567	12,075	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.44% (3M EURIBOR + 6.50%)	10/02/2028				€6,010	6,484	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan		10/02/2028				€—	—	(e)(f)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan		02/01/2030				€—	—	(e)(g)(h)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	10.94% (3M EURIBOR + 7.00%)	02/01/2030				€17,736	19,134	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Equinox Holdings, Inc.		1st Lien Term Loan	13.56% (3M SOFR + 8.25%)	03/08/2029				41,747	40,703	(e)(g)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00%	06/30/2027				3,348	3,248	(e)(g)
Essential Services Holding Corporation		1st Lien Revolving Loan	11.22% (3M SOFR + 5.75%)	11/17/2025				624	624	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	11/16/2026				9,460	9,460	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan	11.20% (3M SOFR + 5.75%)	11/16/2026				11,317	11,317	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	11/16/2026				10,205	10,205	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	11/16/2026				7,992	7,993	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	10.64% (3M BBSY + 6.25%)	10/29/2029			AUD	1,834	1,195	(e)(g)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan		10/29/2029			AUD	—	—	(e)(g)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan		07/03/2026				€2,653	2,203	(e)(j)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan		07/03/2026				€4,691	3,897	(e)(j)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	10.80% (3M SOFR + 5.50%)	04/27/2029				756	756	(e)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan		04/27/2029				—	—	(e)(h)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%	12/31/2029				£27	34	(e)
Flint Opco, LLC		1st Lien Revolving Loan		08/15/2029				—	—	(e)(h)
Flint Opco, LLC		1st Lien Term Loan	10.55% (3M SOFR + 5.25%)	08/15/2030				1,031	1,031	(e)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	10.58% (3M SOFR + 5.25%)	08/15/2030				332	332	(e)(h)
Goldcup 16786 AB	Sweden	1st Lien Delay Draw Term Loan	10.61% (6M STIBOR + 6.25%)	08/18/2025			SEK	9,368	875	(e)(f)
GS SEER Group Borrower LLC		1st Lien Revolving Loan		04/30/2029				—	—	(e)(h)
GS SEER Group Borrower LLC		1st Lien Term Loan	12.06% (3M SOFR + 6.75%)	04/29/2030				323	323	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	12.08% (3M SOFR + 6.75%)	04/29/2030				60	60	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Revolving Loan	11.56% (3M SOFR + 6.00%)	03/19/2027				1	1	(e)(h)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Term Loan	11.81% (3M SOFR + 6.25%)	03/19/2027				496	496	(e)
Helios Service Partners, LLC & Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	11.81% (3M SOFR + 6.25%)	03/19/2027				714	714	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	14.25% (PRIME + 5.75%)	12/28/2028				80	80	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	12.20% (PRIME + 5.00%)	12/28/2028			CAD	—	—	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	12.16% (3M SOFR + 6.75%)	12/28/2028				3,366	3,366	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	12.18% (3M SOFR + 6.75%)	12/28/2028				1,043	1,043	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	11.31% (1M CDOR + 6.00%)	12/28/2028				176	176	(e)(h)
IRB Holding Corp.		1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	12/15/2027				12,642	12,639
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan		12/27/2027				—	—	(e)(h)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	12.96% (3M SOFR + 7.50%)	12/27/2027				1,317	1,317	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	14.15% (3M SONIA + 8.84%)	12/09/2027				£2,114	2,669	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		12/09/2027				£—	—	(e)(f)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan		03/21/2031				10,000	10,017	(i)
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	11.30% (3M CDOR + 6.00%)	10/05/2024			CAD	234	173	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delay Draw Term Loan	11.30% (3M CDOR + 6.00%)	10/05/2024			CAD	170	125	(e)(g)
Northwinds Holding, Inc.		1st Lien Revolving Loan	14.00% (PRIME + 5.50%)	05/01/2029				221	221	(e)(h)
Northwinds Holding, Inc.		1st Lien Term Loan	12.18% (3M SOFR + 6.50%)	05/01/2029				4,264	4,263	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	12.15% (6M SOFR + 6.50%)	05/01/2029				946	946	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	12.18% (3M SOFR + 6.50%)	05/01/2029				1,361	1,361	(e)(h)
Ontario Gaming GTA LP	Canada	1st Lien Term Loan	9.56% (3M SOFR + 4.25%)	08/01/2030				2,494	2,501
PestCo, LLC		1st Lien Revolving Loan		02/17/2028				—	—	(e)(h)
PestCo, LLC		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	02/17/2028				396	396	(e)
PestCo, LLC		1st Lien Delay Draw Term Loan	11.43% (1M SOFR + 6.00%)	02/17/2028				26	26	(e)(h)
PG Polaris Bidco S.A.R.L.	Luxembourg	1st Lien Term Loan		02/24/2031				6,000	6,007	(e)(i)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	11.19% (3M SOFR + 5.75%)	11/23/2026				495	465	(e)
Redwood Services, LLC		1st Lien Revolving Loan		12/31/2025				—	—	(e)(g)(h)
Redwood Services, LLC		1st Lien Term Loan	12.14% (3M SOFR + 6.50%)	12/31/2025				775	775	(e)(g)
Redwood Services, LLC		1st Lien Delay Draw Term Loan	12.14% (6M SOFR + 6.50%)	12/31/2025				2,740	2,740	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Redwood Services, LLC		1st Lien Delay Draw Term Loan	11.93% (1M SOFR + 6.50%)	12/31/2025			2,828	2,828	(e)(g)(h)
Safe Home Security, Inc.		1st Lien Term Loan	12.69% (1M SOFR + 7.25%)	08/05/2024			3	3	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	12.69% (1M SOFR + 7.25%)	08/05/2024			100	100	(e)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan		10/30/2025			—	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	9.57% (3M SOFR + 4.00%)	10/29/2027			15,340	15,321
Station Casinos LLC		1st Lien Term Loan	7.58% (1M SOFR + 2.25%)	03/07/2031			8,403	8,387
United PF Holdings, LLC		1st Lien Term Loan	14.07% (3M SOFR + 8.50%)	12/30/2026			1,310	1,212	(e)
Vertex Service Partners, LLC		1st Lien Revolving Loan		11/08/2030			—	—	(e)(h)
Vertex Service Partners, LLC		1st Lien Term Loan	10.82% (3M SOFR + 5.50%)	11/08/2030			1,044	1,018	(e)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	10.82% (3M SOFR + 5.50%)	11/08/2030			903	881	(e)(h)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	11.93% (3M SONIA + 6.59%)	08/17/2028			£5,702	7,196	(e)(f)(g)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		08/17/2028			£—	—	(e)(g)(h)
YE Brands Holdings, LLC		1st Lien Revolving Loan	10.93% (1M SOFR + 5.50%)	10/18/2027			172	172	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	10.91% (3M SOFR + 5.50%)	10/18/2027			1,057	1,058	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	11.16% (3M SOFR + 5.75%)	10/18/2027			718	718	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	11.16% (3M SOFR + 5.75%)	10/18/2027			420	420	(e)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	11.16% (3M SOFR + 5.75%)	10/18/2027			50	50	(e)(h)
								316,888		8.93%
Consumer Staples Distribution and Retail
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	11.46% (3M SOFR + 6.00%)	11/15/2027			195	191	(e)(h)
Continental Cafe, LLC		1st Lien Revolving Loan	11.43% (1M SOFR + 6.00%)	11/30/2027			393	393	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	11.43% (1M SOFR + 6.00%)	11/30/2027			6,812	6,812	(e)(f)
Continental Cafe, LLC		1st Lien Term Loan	11.42% (1M SOFR + 6.00%)	11/30/2027			704	704	(e)
Continental Cafe, LLC		1st Lien Term Loan	11.68% (1M SOFR + 6.25%)	11/30/2027			806	806	(e)
Continental Cafe, LLC		1st Lien Delay Draw Term Loan	11.43% (1M SOFR + 6.00%)	11/30/2027			2,767	2,767	(e)
DecoPac, Inc.		1st Lien Revolving Loan	11.46% (3M SOFR + 6.00%)	05/14/2026			715	715	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
DecoPac, Inc.		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	05/15/2028			21,739	21,738	(e)(f)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	11.96% (3M SOFR + 6.50%)	10/31/2028			3,241	3,177	(e)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	11.95% (3M SOFR + 6.50%)	10/31/2028			417	408	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan		05/01/2029			—	—	(e)(h)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	11.67% (1M SOFR + 6.25%)	05/01/2029			2,303	2,303	(e)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan		05/01/2029			—	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	07/31/2026			2,058	2,058	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan		01/18/2029			—	—	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	11.56% (3M SOFR + 6.25%)	01/18/2029			143	141	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	11.56% (3M SOFR + 6.25%)	01/18/2029			28	28	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	11.57% (3M SOFR + 6.25%)	01/18/2029			23	23	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan		01/18/2029			—	—	(e)(h)
ZB Holdco LLC		1st Lien Revolving Loan	10.97% (3M SOFR + 5.50%)	02/09/2028			229	229	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	02/09/2028			1,570	1,570	(e)(f)
ZB Holdco LLC		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	02/09/2028			382	382	(e)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.96% (3M SOFR + 5.50%)	02/09/2028			793	793	(e)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.50%)	02/09/2028			355	355	(e)(h)
ZB Holdco LLC		1st Lien Delay Draw Term Loan		02/09/2028			—	—	(e)(h)
								45,593		1.28%
Energy
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Term Loan	14.41% (3M SOFR + 9.00%)	11/16/2026			5,924	5,924	(e)
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Delay Draw Term Loan		11/16/2026			—	—	(e)(h)
Enviva Inc.		1st Lien Revolving Loan	10.00% (3M SOFR + 1.50%)	06/30/2027			5,074	5,087	(h)
Enviva Inc.		1st Lien Delay Draw Term Loan	13.33% (3M SOFR + 8.00%)	12/13/2024			2,340	2,738	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Enviva Inc.		1st Lien Delay Draw Term Loan		12/13/2024				—	—	(h)
Freeport LNG investments, LLLP		1st Lien Term Loan	8.58% (3M SOFR + 3.00%)	11/17/2026				5,989	5,918
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	11.71% (3M BKBM + 6.00%)	07/26/2027			NZD	19,293	11,527	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan		07/26/2027			NZD	—	—	(e)(h)
Gulf Finance, LLC		1st Lien Term Loan	12.18% (1M SOFR + 6.75%)	08/25/2026				5,000	4,999
Halcon Holdings, LLC		1st Lien Term Loan	12.95% (3M SOFR + 7.50%)	11/24/2025				10,226	10,226	(e)
Halcon Holdings, LLC		1st Lien Delay Draw Term Loan	13.00% (3M SOFR + 7.50%)	11/24/2025				1,790	1,790	(e)
HighPeak Energy, Inc.		1st Lien Term Loan	12.95% (3M SOFR + 7.50%)	09/30/2026				15,147	15,147	(e)
Offen, Inc.		1st Lien Term Loan	10.44% (1M SOFR + 5.00%)	06/22/2026				2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delay Draw Term Loan	10.44% (1M SOFR + 5.11%)	06/22/2026				1,006	1,006	(e)(f)
Offen, Inc.		1st Lien Delay Draw Term Loan	10.44% (1M SOFR + 5.00%)	06/22/2026				12,572	12,572	(e)
Prairie ECI Acquiror LP		1st Lien Term Loan	10.08% (1M SOFR + 4.75%)	08/01/2029				7,571	7,537
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.83% (3M SONIA + 6.50%)	04/27/2027				£2,947	3,720	(e)(f)(g)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.81% (3M SONIA + 6.50%)	04/27/2027				£221	279	(e)(g)(h)
									91,113		2.57%
Financial Services
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Term Loan	10.45% (6M EURIBOR + 6.56%)	01/09/2025				€1,013	1,093	(e)(f)(g)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan		11/02/2031				€—	—	(e)(h)
AQ Sage Buyer, LLC		1st Lien Revolving Loan		01/26/2026				—	—	(e)(h)
AQ Sage Buyer, LLC		1st Lien Delay Draw Term Loan	11.45% (3M SOFR + 6.00%)	01/25/2027				255	247	(e)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	12.23% (3M SOFR + 6.75%)	09/15/2027				7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan		12/29/2027				—	—	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	12/29/2028				6,016	6,016	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	10.83% (1M SOFR + 5.50%)	12/29/2028				3,666	3,666	(e)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.90% (3M EURIBOR + 7.00%)	01/08/2029				€5,591	6,032	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
BlauwTrust Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.90% (3M EURIBOR + 7.00%)	01/08/2029			€523	564	(e)(g)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	10.14% (3M EURIBOR + 6.25%)	04/09/2029			€901	973	(e)(f)(g)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	10.89% (3M EURIBOR + 7.00%)	04/09/2029			€1,989	2,146	(e)(g)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	10.14% (3M EURIBOR + 6.25%)	04/09/2029			€1,539	1,660	(e)(g)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	10.89% (3M EURIBOR + 7.00%)	04/09/2029			€213	230	(e)(g)(h)
Cliffwater LLC		1st Lien Revolving Loan		10/07/2030			—	—	(e)(h)
Cliffwater LLC		1st Lien Term Loan	11.33% (1M SOFR + 6.00%)	10/07/2030			685	671	(e)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	03/01/2028			20,892	20,892	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	03/01/2028			4,462	4,462	(e)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan		03/01/2027			—	—	(e)(h)
Edelman Financial Center, LLC		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	04/07/2028			19,949	19,944
Edelman Financial Center, LLC		2nd Lien Term Loan	12.19% (1M SOFR + 6.75%)	07/20/2026			1,402	1,407
Focus Financial Partners, LLC		1st Lien Term Loan	7.83% (1M SOFR + 2.50%)	06/30/2028			903	898
Focus Financial Partners, LLC		1st Lien Term Loan	8.08% (1M SOFR + 2.75%)	06/30/2028			8,963	8,929
GC Waves Holdings, Inc.		1st Lien Revolving Loan		08/10/2029			—	—	(e)(h)
GC Waves Holdings, Inc.		1st Lien Term Loan	10.68% (1M SOFR + 5.25%)	08/10/2029			999	999	(e)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	11.43% (1M SOFR + 6.00%)	08/10/2029			418	418	(e)(h)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	10.68% (1M SOFR + 5.25%)	08/10/2029			8	8	(e)
GTCR F Buyer Corp.		1st Lien Revolving Loan		09/06/2029			—	—	(e)(h)
GTCR F Buyer Corp.		1st Lien Term Loan	11.31% (1M SOFR + 6.00%)	09/06/2030			897	897	(e)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	11.33% (3M SOFR + 6.00%)	09/06/2030			136	136	(e)(h)
GTCR W Merger Sub LLC		1st Lien Term Loan	8.31% (3M SOFR + 3.00%)	01/31/2031			11,500	11,531
HighTower Holding, LLC		1st Lien Term Loan	9.59% (3M SOFR + 4.00%)	04/21/2028			5,479	5,479

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
The Mather Group, LLC		1st Lien Revolving Loan	13.50% (PRIME + 5.00%)	03/31/2028			300	291	(e)(h)
The Mather Group, LLC		1st Lien Term Loan	11.43% (6M SOFR + 6.00%)	03/31/2028			4,913	4,765	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	11.69% (3M SOFR + 6.00%)	03/31/2028			1,906	1,849	(e)(h)
Mercury Borrower, Inc.		1st Lien Revolving Loan		07/31/2026			—	—	(e)(h)
Merlin Buyer Inc.	United Kingdom	1st Lien Term Loan	9.07% (3M SOFR + 3.50%)	11/12/2029			11,220	11,195
Monica Holdco (US), Inc.		1st Lien Revolving Loan	11.23% (3M SOFR + 5.75%)	01/08/2026			1,002	1,002	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	01/07/2028			7,994	7,994	(e)(f)
Pathstone Family Office LLC		1st Lien Revolving Loan	14.25% (PRIME + 5.75%)	05/15/2028			66	66	(e)(h)
Pathstone Family Office LLC		1st Lien Term Loan	12.18% (1M SOFR + 6.75%)	05/15/2029			3,594	3,594	(e)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan		05/15/2029			—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Revolving Loan		08/01/2029			—	—	(e)(h)
PCIA SPV-3, LLC		1st Lien Term Loan	11.56% (3M SOFR + 6.25%)	08/01/2029			1,512	1,512	(e)
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	11.56% (3M SOFR + 6.25%)	08/01/2029			202	202	(e)(h)
PCS Midco, Inc.		1st Lien Revolving Loan	11.08% (3M SOFR + 5.75%)	03/01/2030			4	4	(e)(h)
PCS Midco, Inc.		1st Lien Term Loan	11.09% (3M SOFR + 5.75%)	03/01/2030			1,028	1,007	(e)(g)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	11.07% (3M SOFR + 5.75%)	03/01/2030			36	36	(e)(h)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	12.59% (6M SONIA + 7.00%)	04/04/2029			£4,125	4,946	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	12.59% (6M SONIA + 7.00%)	04/04/2029			£822	985	(e)
Perigon Wealth Mgmt LLC		1st Lien Revolving Loan		03/28/2031			—	—	(e)(h)
Perigon Wealth Mgmt LLC		1st Lien Term Loan	11.08% (1M SOFR + 5.75%)	03/28/2031			2,032	1,991	(e)
Perigon Wealth Mgmt LLC		1st Lien Delay Draw Term Loan		03/28/2031			—	—	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	11.74% (6M SONIA + 6.50%)	11/09/2029			£27,960	35,290	(e)(f)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	11.01% (6M SONIA + 5.75%)	09/21/2028			£5,250	6,626	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.94% (6M SONIA + 5.75%)	09/21/2028				£1,750	2,209	(e)(g)
ProFund S.a r.l.	Poland	1st Lien Term Loan	9.89% (6M EURIBOR + 6.00%)	12/03/2027				€2,164	2,335	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	9.89% (6M EURIBOR + 6.00%)	12/03/2027				€90	97	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	10.05% (6M WIBOR + 6.00%)	12/03/2027			PLN	15,023	3,761	(e)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	10.72% (3M SOFR + 5.25%)	10/16/2028				387	380	(e)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	10.75% (6M SOFR + 5.25%)	10/16/2028				24	23	(e)(h)
Symbol Bidco I Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.06% (3M SONIA + 6.75%)	12/21/2026				£571	721	(e)(f)
Symbol Bidco I Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.06% (3M SONIA + 6.75%)	12/21/2026				£429	541	(e)
Symbol Bidco I Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.32% (3M SONIA + 7.00%)	12/21/2026				£381	481	(e)(h)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan		04/30/2030				€6,000	6,456	(i)
TK Elevator Midco GmbH TLB 1L	Germany	1st Lien Term Loan	8.79% (3M SOFR + 3.50%)	04/30/2030				5,064	5,078
Toscafund Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.60% (6M SONIA + 8.00%)	04/02/2025				£1,980	2,499	(e)(f)
Trustly AB	Sweden	1st Lien Term Loan	10.77% (3M STIBOR + 6.75%)	06/30/2025			SEK	5,500	514	(e)
Trustly AB	Sweden	1st Lien Delay Draw Term Loan	10.77% (3M STIBOR + 6.75%)	06/30/2025			SEK	2,700	252	(e)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan		03/07/2030				—	—	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	10.93% (6M SOFR + 5.50%)	03/07/2031				3,009	2,979	(e)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan		03/07/2031				—	—	(e)(h)
Waverly Advisors, LLC		1st Lien Revolving Loan		03/01/2028				—	—	(e)(h)
Waverly Advisors LLC, TL		1st Lien Delay Draw Term Loan		03/01/2028				—	—	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	03/01/2028				2,026	2,026	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	11.21% (3M SOFR + 5.75%)	03/01/2028				1,481	1,481	(e)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan		10/04/2027				—	—	(e)(h)
Wealth Enhancement Group, LLC		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	10/04/2027				3,405	3,405	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	10.91% (3M SOFR + 5.50%)	10/04/2027			10,308	10,308	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	10.84% (3M SOFR + 5.50%)	10/04/2027			2,441	2,441	(e)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	10.91% (3M SOFR + 5.50%)	10/04/2027			1,683	1,683	(e)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan		10/04/2027			—	—	(e)(h)
								239,700		6.75%
Food and Beverage
8th Avenue Food & Provisions, Inc.		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	10/01/2025			6,376	6,252
Berner Food & Beverage, LLC		1st Lien Revolving Loan	13.00% (PRIME + 4.50%)	07/30/2026			183	183	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	07/30/2027			2,574	2,573	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	12.19% (1M SOFR + 6.75%)	12/10/2029			3,000	3,000	(e)(f)
Chobani, LLC		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	10/25/2027			4,181	4,189
Chobani, LLC		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	10/25/2027			6,484	6,516
City Line Distributors LLC		1st Lien Revolving Loan		08/31/2028			—	—	(e)(h)
City Line Distributors LLC		1st Lien Term Loan	11.42% (3M SOFR + 6.00%)	08/31/2028			313	313	(e)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	11.43% (1M SOFR + 6.00%)	08/31/2028			126	126	(e)
Demakes Borrower, LLC		1st Lien Term Loan	11.57% (6M SOFR + 6.25%)	12/12/2029			956	932	(e)
Demakes Borrower, LLC		1st Lien Delay Draw Term Loan		12/12/2029			—	—	(e)(h)
Florida Food Products, LLC		1st Lien Term Loan	10.44% (1M SOFR + 5.00%)	10/18/2028			37	34	(e)
Florida Food Products, LLC		2nd Lien Term Loan	13.44% (1M SOFR + 8.00%)	10/18/2029			7,299	6,715	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	14.81% (1M SOFR + 9.38%)	12/29/2026			6,720	6,720	(e)(f)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Term Loan	14.81% (1M SOFR + 9.38%)	12/29/2026			8,615	8,615	(e)(h)
KNPC Holdco, LLC		1st Lien Term Loan	10.78% (3M SOFR + 5.50%)	10/22/2029			2,049	2,049	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	12.03% (3M SOFR + 6.75%)	10/22/2029			489	489	(e)
KNPC Holdco, LLC		1st Lien Term Loan	11.28% (6M SOFR + 6.00%)	10/22/2029			476	476	(e)
Max US Bidco Inc.		1st Lien Term Loan	10.31% (3M SOFR + 5.00%)	10/02/2030			10,000	9,136
Quirch Foods Holdings, LLC		1st Lien Term Loan	10.32% (3M SOFR + 4.75%)	10/27/2027			7,227	7,237

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RB Holdings Interco, LLC		1st Lien Revolving Loan	10.47% (3M SOFR + 5.00%)	05/04/2028			535	524	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	10.47% (3M SOFR + 5.00%)	05/04/2028			3,723	3,648	(e)(f)
Sigma Holdco BV	Netherlands	1st Lien Term Loan	10.29% (3M SOFR + 4.75%)	01/02/2028			2,026	2,014
Sugar PPC Buyer LLC		1st Lien Term Loan	11.32% (1M SOFR + 6.00%)	10/02/2030			2,149	2,100	(e)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	11.32% (1M SOFR + 6.00%)	10/02/2030			597	584	(e)
Watermill Express, LLC		1st Lien Revolving Loan	11.21% (1M SOFR + 5.75%)	07/05/2029			91	91	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	07/05/2029			2,805	2,805	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	11.21% (3M SOFR + 5.75%)	07/05/2029			216	216	(e)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	11.18% (1M SOFR + 5.75%)	07/05/2029			29	29	(e)(h)
Winebow Holdings, Inc.		1st Lien Term Loan	11.68% (1M SOFR + 6.25%)	07/01/2025			3,362	3,227	(e)(f)
								80,793		2.28%
Health Care Equipment and Services
Artivion, Inc.		1st Lien Revolving Loan	9.30% (6M SOFR + 4.00%)	01/18/2030			168	163	(e)(h)
Artivion, Inc.		1st Lien Term Loan	11.80% (3M SOFR + 6.50%)	01/18/2030			2,278	2,221	(e)
Artivion, Inc.		1st Lien Delay Draw Term Loan		01/18/2030			—	—	(e)(h)
athenahealth Group Inc.		1st Lien Revolving Loan		02/15/2027			—	—	(e)(h)
athenahealth Group Inc.		1st Lien Term Loan	8.58% (1M SOFR + 3.25%)	02/15/2029			8,006	7,919
Avalign Technologies, Inc.		1st Lien Revolving Loan		12/20/2028			—	—	(e)(h)
Avalign Technologies, Inc.		1st Lien Term Loan	11.83% (1M SOFR + 6.50%)	12/20/2028			1,664	1,631	(e)(g)
Bracket Intermediate Holding Corp.		1st Lien Term Loan	10.40% (3M SOFR + 5.00%)	05/08/2028			14,368	14,390
CEP V I 5 UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.27% (6M SOFR + 8.00%)	02/18/2027			26,856	24,170	(e)(f)
CNT Holdings I Corp		1st Lien Term Loan	8.82% (3M SOFR + 3.50%)	11/08/2027			6,199	6,207
Color Intermediate, LLC		1st Lien Term Loan	10.91% (3M SOFR + 5.50%)	10/04/2029			1,845	1,845	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	12.06% (3M SOFR + 6.50%)	02/14/2025			1	1	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	12.06% (3M SOFR + 6.50%)	02/14/2025			980	872	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	12.06% (3M SOFR + 6.50%)	02/14/2025			690	614	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Confluent Medical Technologies, Inc.		1st Lien Term Loan	9.06% (3M SOFR + 3.75%)	02/16/2029			2,500	2,494	(e)
Convey Health Solutions, Inc.		1st Lien Term Loan	10.66% (3M SOFR + 5.25%)	09/04/2026			2,658	2,206	(e)(f)
Crown CT Parent Inc.		1st Lien Revolving Loan	10.96% (3M SOFR + 5.50%)	03/08/2028			181	172	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	03/08/2029			8,152	7,744	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan		10/31/2024			—	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	11.33% (1M SOFR + 5.90%)	10/31/2025			2,794	2,794	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	11.33% (1M SOFR + 5.90%)	10/31/2025			2,571	2,571	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	11.33% (1M SOFR + 5.90%)	10/31/2025			26,905	26,905	(e)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	11.68% (1M SOFR + 6.25%)	10/31/2025			899	899	(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.94% (6M SOFR + 4.50%)	04/28/2025			3,009	3,009	(e)(f)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.94% (6M SOFR + 4.50%)	04/28/2025			—	—	(e)
Datix Bidco Limited	United Kingdom	2nd Lien Term Loan	13.19% (6M SOFR + 7.75%)	04/27/2026			1,884	1,884	(e)
Electron Bidco Inc.		1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	11/01/2028			9,950	9,966
Ensemble RCM LLC		1st Lien Term Loan	8.32% (3M SOFR + 3.00%)	08/01/2029			3,950	3,957
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan		02/07/2031			£—	—	(e)(g)(h)(i)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan		02/07/2031			£—	—	(e)(g)(h)(i)
Evolent Health LLC		1st Lien Revolving Loan	9.48% (3M SOFR + 4.00%)	01/22/2029			1	1	(e)(h)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	13.16% (6M SONIA + 7.63%)	09/07/2026			£437	496	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	13.53% (6M SONIA + 8.00%)	09/07/2026			£338	384	(e)(f)
Global Medical Response, Inc.		1st Lien Term Loan	9.82% (3M SOFR + 4.25%)	03/14/2025			4,172	3,881
Global Medical Response, Inc.		1st Lien Term Loan	9.84% (3M SOFR + 4.25%)	10/02/2025			11,833	11,012
Global Medical Response, Inc.		2nd Lien Term Loan	12.08% (1M SOFR + 6.75%)	12/17/2029			29,366	27,310	(e)
LifeScan Global Corporation		1st Lien Term Loan		12/31/2026			3,510	2,106	(j)
LifeScan Global Corporation		2nd Lien Term Loan		03/31/2027			5,692	2,772	(e)(j)
Mamba Purchaser, Inc.		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	10/16/2028			7,960	7,958

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Mamba Purchaser, Inc.		2nd Lien Term Loan	11.94% (1M SOFR + 6.50%)	10/15/2029			2,000	1,975
Medline Borrower, LP		1st Lien Term Loan		10/23/2028			3,951	3,959
Medmark Services Inc		1st Lien Term Loan	10.57% (3M SOFR + 5.00%)	06/11/2027			1,773	1,702	(e)(f)
Medmark Services Inc		1st Lien Delay Draw Term Loan	10.57% (3M SOFR + 5.00%)	06/11/2027			1,524	1,463	(e)(f)
Medmark Services Inc		2nd Lien Term Loan	14.07% (3M SOFR + 8.50%)	06/11/2028			9,139	8,499	(e)
Medmark Services Inc		2nd Lien Delay Draw Term Loan	14.11% (3M SOFR + 8.50%)	06/11/2028			4,897	4,554	(e)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	9.73% (3M EURIBOR + 5.83%)	05/14/2029			€5,778	6,233	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.15% (3M EURIBOR + 5.25%)	05/14/2029			€870	939	(e)(h)
Next Holdco, LLC		1st Lien Revolving Loan		11/09/2029			—	—	(e)(h)
Next Holdco, LLC		1st Lien Term Loan	11.32% (3M SOFR + 6.00%)	11/11/2030			996	981	(e)
Next Holdco, LLC		1st Lien Delay Draw Term Loan		11/11/2030			—	—	(e)(h)
NextCare, Inc.		2nd Lien Term Loan	15.96% (3M SOFR + 10.5%)	12/31/2024			7,517	7,517	(e)(f)(g)
Nomi Health, Inc.		1st Lien Term Loan	13.58% (3M SOFR + 8.25%)	07/21/2028			2,495	2,445	(e)
NSPC Intermediate Corp.		1st Lien Term Loan		02/13/2026			100	—	(e)(j)
Olympia Acquisition, Inc.		1st Lien Term Loan		02/26/2027			3,625	1,958	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan		02/26/2027			558	301	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan	14.98% (3M SOFR + 9.50%)	02/26/2027			194	194	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolving Loan		10/08/2029			—	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	11.23% (3M SOFR + 6.00%)	10/08/2029			8,101	7,899	(e)
Paragon 28, Inc.		1st Lien Revolving Loan	9.33% (3M SOFR + 4.00%)	11/02/2028			1	1	(e)(h)
Paragon 28, Inc.		1st Lien Term Loan	12.08% (6M SOFR + 6.75%)	11/02/2028			3,652	3,560	(e)(g)
Paragon 28, Inc.		1st Lien Delay Draw Term Loan		11/02/2028			—	—	(e)(g)(h)
Phoenix Guarantor Inc.		1st Lien Term Loan	8.58% (1M SOFR + 3.25%)	02/21/2031			2,417	2,384
Pluto Acquisition I, Inc.		1st Lien Term Loan	9.32% (3M SOFR + 4.00%)	09/20/2028			21,362	18,585	(e)(f)(g)
Premise Health Holding Corp.		1st Lien Revolving Loan		03/01/2030			—	—	(e)(h)
Premise Health Holding Corp.		1st Lien Term Loan	10.84% (3M SOFR + 5.50%)	03/03/2031			2,681	2,641	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	11.15% (3M EURIBOR + 7.25%)	06/21/2027			€2,200	2,374	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.15% (3M EURIBOR + 7.25%)	06/21/2027			€1,654	1,785	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.40% (3M EURIBOR + 7.50%)	06/21/2027			€3,497	3,773	(e)(h)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	12.58% (3M SONIA + 7.25%)	12/01/2028			£2,889	3,646	(e)(f)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.58% (3M SONIA + 7.25%)	12/01/2028			£1,667	2,104	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		12/01/2028			£—	—	(e)(g)(h)(i)
Select Medical Corporation		1st Lien Term Loan	8.33% (1M SOFR + 3.00%)	03/06/2027			4,811	4,814
SiroMed Physician Services, Inc.		1st Lien Revolving Loan		03/31/2025			—	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	10.71% (1M SOFR + 5.25%)	03/31/2025			468	468	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	8.19% (1M SOFR + 2.75%)	12/11/2026			11,336	11,274
Symplr Software Inc.		1st Lien Revolving Loan	9.06% (3M SOFR + 3.75%)	12/22/2025			1	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	9.91% (3M SOFR + 4.50%)	12/22/2027			813	764
Symplr Software Inc.		2nd Lien Term Loan	13.29% (3M SOFR + 7.88%)	12/22/2028			12,343	11,726	(e)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	11.40% (3M EURIBOR + 7.50%)	02/24/2028			€643	694	(e)(f)(g)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.40% (3M EURIBOR + 7.50%)	02/24/2028			€1,169	1,261	(e)(g)(h)
Therapy Brands Holdings LLC		2nd Lien Term Loan	12.19% (1M SOFR + 6.75%)	05/18/2029			4,334	4,117	(e)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan	12.07% (3M SOFR + 6.75%)	03/30/2029			36	36	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	12.21% (3M SOFR + 6.75%)	03/30/2029			3,137	3,138	(e)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan		03/30/2029			—	—	(e)(h)
Veonet Lense GmbH	Germany	1st Lien Term Loan	8.15% (3M EURIBOR + 4.25%)	03/14/2029			€5,000	5,377
Viant Medical Holdings, Inc.		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	07/02/2025			12,546	12,486
Viant Medical Holdings, Inc.		1st Lien Term Loan	11.69% (1M SOFR + 6.25%)	07/02/2025			526	526	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Viant Medical Holdings, Inc.		2nd Lien Term Loan	13.19% (1M SOFR + 7.75%)	07/02/2026			2,504	2,456
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan		12/01/2027			—	—	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	11.18% (1M SOFR + 5.75%)	12/01/2027			1,545	1,545	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	11.18% (1M SOFR + 5.75%)	12/01/2027			465	465	(e)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	11.08% (1M SOFR + 5.75%)	12/01/2027			903	903	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan		12/01/2027			—	—	(e)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	9.33% (1M SOFR + 4.00%)	10/22/2029			8,011	8,024
WSHP FC Acquisition LLC		1st Lien Revolving Loan	11.96% (3M SOFR + 6.50%)	03/30/2028			2,757	2,591	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.96% (3M SOFR + 6.50%)	03/30/2028			19,265	18,111	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	11.96% (3M SOFR + 6.50%)	03/30/2028			1,224	1,150	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	11.96% (3M SOFR + 6.50%)	03/30/2028			5,696	5,354	(e)
Zelis Cost Management Buyer, Inc.		1st Lien Term Loan	8.08% (1M SOFR + 2.75%)	09/28/2029			6,000	5,997
								375,303		10.57%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan		12/22/2027			—	—	(e)(h)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	11.18% (1M SOFR + 5.75%)	12/22/2027			1,650	1,583	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan		10/01/2026			—	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	11.73% (3M SOFR + 6.25%)	02/12/2027			11,887	11,887	(e)
Premier Specialties, Inc.		1st Lien Revolving Loan	12.43% (1M SOFR + 7.00%)	08/20/2027			58	52	(e)(h)
Premier Specialties, Inc.		1st Lien Term Loan	12.43% (1M SOFR + 7.00%)	08/20/2027			3,034	2,700	(e)(f)
Silk Holdings III Corp.		1st Lien Revolving Loan	11.31% (3M SOFR + 6.00%)	05/01/2029			1	1	(e)(h)
Silk Holdings III Corp.		1st Lien Term Loan	13.06% (3M SOFR + 7.75%)	05/01/2029			3,967	3,967	(e)
								20,190		0.57%
Insurance
Accession Risk Management Group, Inc.		1st Lien Revolving Loan		11/01/2029			—	—	(e)(h)
Accession Risk Management Group, Inc.		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	11/01/2029			3,859	3,859	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Term Loan	10.99% (3M SOFR + 5.50%)	11/01/2029			45	45	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan		11/01/2029				—	—	(e)(h)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	11.32% (3M SOFR + 6.00%)	11/01/2029				435	435	(e)
Acrisure, LLC		1st Lien Term Loan	9.83% (1M SOFR + 4.50%)	11/06/2030				248	249
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	10.61% (1M EURIBOR + 6.75%)	09/17/2029				€2,000	2,158	(e)(f)
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc.		1st Lien Term Loan	9.55% (3M SOFR + 4.25%)	02/28/2028				231	231
AQ Sunshine, Inc.		1st Lien Revolving Loan		04/15/2027				—	—	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	11.70% (3M SOFR + 6.25%)	04/15/2027				4,960	4,960	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	11.70% (3M SOFR + 6.25%)	04/15/2027				2,592	2,593	(e)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	11.70% (3M SOFR + 6.25%)	04/15/2027				8,379	8,378	(e)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	11.68% (1M SOFR + 6.25%)	04/15/2027				3	3	(e)(h)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Term Loan	8.67% (6M EURIBOR + 4.75%)	02/17/2031				€12,229	12,995	(e)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Term Loan	10.04% (6M SOFR + 4.75%)	02/17/2031				29,029	28,594	(e)
Ardonagh Finco B.V. and Ardonagh Finco LLC	United Kingdom	1st Lien Delay Draw Term Loan		02/17/2031				€—	—	(e)(h)
Ardonagh Finco Pty Limited	United Kingdom	1st Lien Term Loan	9.07% (6M BBSY + 4.75%)	02/17/2031			AUD	3,053	1,959	(e)
Ardonagh Finco Pty Limited	United Kingdom	1st Lien Delay Draw Term Loan		02/17/2031			AUD	—	—	(e)(h)
Broadstreet Partners, Inc.		1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	01/27/2027				8,926	8,946
Captive Resources Midco, LLC		1st Lien Revolving Loan		07/03/2028				—	—	(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	07/01/2029				1,327	1,327	(e)(f)(g)
CFCo, LLC		1st Lien Term Loan		09/13/2038				3,231	—	(e)(j)
Daylight Beta Parent LLC		1st Lien Term Loan		09/12/2033				1,859	899	(e)(g)(j)
DOXA Insurance Holdings, LLC		1st Lien Revolving Loan		12/20/2029				—	—	(e)(h)
DOXA Insurance Holdings, LLC		1st Lien Term Loan	10.83% (3M SOFR + 5.50%)	12/20/2030				1,256	1,231	(e)
DOXA Insurance Holdings, LLC		1st Lien Delay Draw Term Loan	10.81% (3M SOFR + 5.50%)	12/20/2030				492	482	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan		10/29/2027				—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Foundation Risk Partners, Corp.		1st Lien Term Loan	11.41% (3M SOFR + 6.00%)	10/30/2028				19,053	19,052	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	11.41% (3M SOFR + 6.00%)	10/30/2028				16,747	16,747	(e)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	10.91% (3M SOFR + 5.50%)	10/30/2028				697	683	(e)(h)
Galway Borrower LLC		1st Lien Revolving Loan	10.66% (3M SOFR + 5.25%)	09/29/2028				185	185	(e)(h)
Galway Borrower LLC		1st Lien Term Loan	10.65% (3M SOFR + 5.25%)	09/29/2028				11,967	11,967	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan		09/29/2028				—	—	(e)(g)(h)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan		03/03/2031			CAD	—	—	(e)(h)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	10.27% (6M CDOR + 5.25%)	03/03/2031			CAD	646	472	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan		03/03/2031			CAD	—	—	(e)(g)(h)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	10.93% (1M SOFR + 5.50%)	11/24/2028				597	597	(e)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan		11/24/2028				—	—	(e)(h)
High Street Buyer, Inc.		1st Lien Revolving Loan		04/16/2027				—	—	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	10.56% (3M SOFR + 5.25%)	04/14/2028				4,675	4,675	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	10.56% (3M SOFR + 5.25%)	04/14/2028				17,501	17,502	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	10.56% (3M SOFR + 5.25%)	04/14/2028				6,664	6,664	(e)(h)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan		04/14/2028				—	—	(e)(h)
Hub International Limited		1st Lien Term Loan	8.57% (3M SOFR + 3.25%)	06/20/2030				10,040	10,042
Hyperion Refinance S.a r.l.	Luxembourg	1st Lien Term Loan	8.83% (1M SOFR + 3.50%)	02/15/2031				13,175	13,176
Inszone Mid, LLC		1st Lien Revolving Loan		11/30/2029				—	—	(e)(h)
Inszone Mid, LLC		1st Lien Term Loan	10.98% (3M SOFR + 5.75%)	11/30/2029				2,063	2,063	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.75%)	11/30/2029				356	356	(e)(h)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	11.99% (6M SONIA + 6.50%)	07/24/2028				£6,203	7,828	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.97% (6M SONIA + 6.50%)	07/24/2028				£3,446	4,350	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	11.36% (3M SONIA + 6.00%)	12/11/2028				£310	391	(e)(f)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.36% (3M SONIA + 6.00%)	12/11/2028				£2,678	3,380	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.58% (3M SONIA + 6.25%)	12/11/2028				£3,381	4,267	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.95% (3M SONIA + 6.63%)	12/11/2028				£1,717	2,167	(e)(h)
Keystone Agency Partners LLC		1st Lien Revolving Loan		05/03/2027				—	—	(e)(h)
Keystone Agency Partners LLC		1st Lien Term Loan	10.95% (3M SOFR + 5.50%)	05/03/2027				383	379	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan		05/03/2027				—	—	(e)(h)
LJo Finco AB	Sweden	1st Lien Revolving Loan		06/12/2030			SEK	—	—	(e)(h)
LJo Finco AB	Sweden	1st Lien Term Loan	10.54% (3M STIBOR + 6.50%)	09/12/2030			SEK	86,000	8,034	(e)
LJo Finco AB	Sweden	1st Lien Delay Draw Term Loan		09/12/2030			SEK	—	—	(e)(h)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	12.56% (3M SONIA + 7.25%)	06/06/2024				£1,000	1,262	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.76% (6M SONIA + 7.25%)	06/06/2024				£667	842	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan		11/01/2029				—	—	(e)(h)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	11.07% (1M SOFR + 5.75%)	11/01/2029				1,290	1,264	(e)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan		11/01/2029				—	—	(e)(h)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.47% (6M SONIA + 7.00%)	03/16/2026				£360	455	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.94% (6M EURIBOR + 7.00%)	03/16/2026				£280	353	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan		10/16/2028				—	—	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	10.95% (3M SOFR + 5.50%)	10/16/2028				1,770	1,752	(e)
People Corporation	Canada	1st Lien Revolving Loan		02/18/2027			CAD	—	—	(e)(h)
People Corporation	Canada	1st Lien Term Loan	11.61% (3M CDOR + 6.25%)	02/18/2028			CAD	7,004	5,171	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	11.61% (3M CDOR + 6.25%)	02/18/2028			CAD	2,286	1,688	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
People Corporation	Canada	1st Lien Delay Draw Term Loan	11.11% (3M CDOR + 5.75%)	02/18/2028			CAD	4,062	2,999	(e)
People Corporation	Canada	1st Lien Delay Draw Term Loan	11.36% (3M CDOR + 6.00%)	02/18/2028			CAD	795	586	(e)(h)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	10.57% (3M SONIA + 5.25%)	12/04/2028				£1,750	2,209	(e)(f)(g)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.58% (3M SONIA + 5.25%)	12/04/2028				£875	1,104	(e)(g)(h)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		12/04/2028				£—	—	(e)(h)(i)
SageSure Holdings, LLC		1st Lien Term Loan	11.32% (3M SOFR + 5.75%)	01/28/2028				5,519	5,519	(e)(f)(g)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	11.32% (3M SOFR + 5.75%)	01/28/2028				83	83	(e)(g)(h)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan		01/28/2028				—	—	(e)(g)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan		08/29/2025			CAD	—	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	11.55% (3M CDOR + 6.25%)	08/29/2025			CAD	215	159	(e)
SelectQuote, Inc.		1st Lien Term Loan	14.93% (1M SOFR + 9.50%)	02/18/2025				7,046	6,553	(e)(g)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	11.67% (6M SONIA + 6.25%)	07/26/2028				£455	574	(e)(f)(g)
Seventeen Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.60% (3M SONIA + 6.25%)	07/26/2028				£145	183	(e)(g)(h)
SG Acquisition, Inc.		1st Lien Term Loan	10.91% (3M SOFR + 5.50%)	01/27/2027				2,730	2,730	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	12.56% (6M SOFR + 7.25%)	09/28/2029				14,960	14,959	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.99% (6M SOFR + 7.25%)	09/28/2029				£668	844	(e)(h)
Spring Insurance Solutions, LLC		1st Lien Term Loan	11.95% (3M SOFR + 6.50%)	11/24/2025				3,385	3,080	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delay Draw Term Loan	11.95% (3M SOFR + 6.50%)	11/24/2025				577	525	(e)
Staysure Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.62% (3M SONIA + 7.25%)	07/01/2025				£1,000	1,262	(e)
Truist Insurance Holdings, LLC		1st Lien Term Loan		03/24/2031				300	300	(i)
USI, Inc.		1st Lien Term Loan	8.30% (3M SOFR + 3.00%)	11/22/2029				7,096	7,095
USI, Inc.		1st Lien Term Loan	8.55% (3M SOFR + 3.25%)	09/27/2030				7,536	7,538
World Insurance Associates, LLC		1st Lien Revolving Loan		04/03/2028				—	—	(e)(h)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan		04/03/2028				—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
								285,410		8.04%
Materials
Anchor Packaging, LLC		1st Lien Term Loan	8.93% (3M SOFR + 3.50%)	07/18/2026			7,217	7,208
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	11.44% (1M SOFR + 6.00%)	12/29/2027			143	140	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	11.57% (3M SOFR + 6.00%)	12/29/2027			6,119	5,997	(e)(f)
Charter Next Generation, Inc.		1st Lien Term Loan	8.83% (1M SOFR + 3.50%)	12/01/2027			9,131	9,144
Flexsys Holdings, Inc.		1st Lien Term Loan	10.82% (3M SOFR + 5.25%)	11/01/2028			6,982	6,811
Meyer Laboratory, LLC		1st Lien Revolving Loan		02/28/2030			—	—	(e)(h)
Meyer Laboratory, LLC		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	02/28/2030			665	652	(e)
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan		02/28/2030			—	—	(e)(h)
Nelipak Holding Company		1st Lien Revolving Loan	10.81% (3M SOFR + 5.50%)	03/26/2031			97	96	(e)(g)(h)
Nelipak Holding Company		1st Lien Revolving Loan		03/26/2031			€—	—	(e)(g)(h)
Nelipak Holding Company		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	03/26/2031			989	974	(e)(g)
Nelipak Holding Company		1st Lien Term Loan	9.40% (3M EURIBOR + 5.50%)	03/26/2031			€1,900	2,019	(e)(g)
Nelipak Holding Company		1st Lien Delay Draw Term Loan		03/26/2031			—	—	(e)(g)(h)
Novipax Buyer, L.L.C.		1st Lien Term Loan	13.68% (1M SOFR + 8.25%)	12/01/2026			4,033	3,670	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	13.68% (1M SOFR + 8.25%)	12/01/2026			241	219	(e)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	9.44% (1M SOFR + 4.00%)	12/15/2025			8,246	8,065
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.82% (3M SOFR + 7.25%)	12/14/2026			2,960	2,900	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	9.72% (3M SOFR + 4.50%)	11/26/2026			644	644	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	11.91% (3M SOFR + 6.50%)	01/12/2026			619	619	(e)(f)
Precision Concepts International LLC		1st Lien Revolving Loan		01/12/2026			—	—	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	11.91% (3M SOFR + 6.50%)	01/12/2026			4,806	4,806	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	07/31/2026			16,725	16,740
Pretium PKG Holdings, Inc.		1st Lien Term Loan	10.31% (3M SOFR + 5.00%)	10/02/2028			1,876	1,895
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.91% (3M SOFR + 4.60%)	10/02/2028			9,870	8,809

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Trident TPI Holdings, Inc.		1st Lien Term Loan	9.57% (3M SOFR + 4.00%)	09/15/2028				12,076	12,071
Trident TPI Holdings, Inc.		1st Lien Term Loan	9.81% (3M SOFR + 4.50%)	09/15/2028				3,182	3,182
Vobev, LLC		1st Lien Revolving Loan	10.40% (6M SOFR + 5.00%)	04/20/2028				1	1	(e)(h)
Vobev, LLC		1st Lien Term Loan	13.18% (3M SOFR + 7.75%)	04/20/2028				12,587	10,195	(e)(g)
Vobev, LLC		1st Lien Delay Draw Term Loan	13.16% (3M SOFR + 7.75%)	04/20/2028				2,655	2,151	(e)(g)
Vobev, LLC		1st Lien Delay Draw Term Loan	13.16% (1M SOFR + 7.75%)	04/20/2028				1,358	1,100	(e)(g)
									110,108		3.10%
Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan	13.33% (3M SOFR + 8.00%)	10/02/2028				31	29	(e)(h)
3 Step Sports LLC		1st Lien Term Loan	13.47% (3M SOFR + 8.00%)	10/02/2029				1,926	1,830	(e)(g)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	13.35% (3M SOFR + 8.00%)	10/02/2029				219	208	(e)(g)(h)
Aventine Intermediate LLC		1st Lien Term Loan	11.41% (3M SOFR + 6.00%)	06/18/2027				2,224	2,157	(e)(f)(g)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	11.41% (3M SOFR + 6.00%)	06/18/2027				880	854	(e)(g)
AVSC Holding Corp.		1st Lien Term Loan	8.93% (1M SOFR + 3.50%)	03/03/2025				5,020	5,023	(g)
AVSC Holding Corp.		1st Lien Term Loan	10.93% (1M SOFR + 5.50%)	10/15/2026				5,819	5,829	(g)
Broadcast Music, Inc.		1st Lien Revolving Loan		02/08/2030				—	—	(e)(h)
Broadcast Music, Inc.		1st Lien Term Loan	11.07% (3M SOFR + 5.75%)	02/08/2030				2,924	2,851	(e)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.10% (3M CIBOR + 7.25%)	03/31/2028			DKK	19,796	2,863	(e)(f)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	11.14% (6M CIBOR + 7.25%)	03/31/2028			DKK	18,316	2,649	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	11.10% (3M CIBOR + 7.25%)	03/31/2028			DKK	11,149	1,613	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan		03/31/2028			DKK	—	—	(e)(g)(h)
Creative Artists Agency, LLC		1st Lien Term Loan		11/27/2028				7,950	7,959
Global Music Rights, LLC		1st Lien Revolving Loan		08/27/2029				—	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	10.91% (3M SOFR + 5.50%)	08/27/2030				4,904	4,904	(e)(f)
Gray Television, Inc.		1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	12/01/2028				4,012	3,751
MailSouth, Inc.		1st Lien Term Loan		04/23/2024				1,977	—	(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
NEP Group, Inc.		1st Lien Term Loan	8.69% (1M SOFR + 3.25%)	08/19/2026			7,757	7,364
NEP Group, Inc.		1st Lien Term Loan	9.44% (1M SOFR + 4.00%)	08/19/2026			7,085	6,749	(e)
Nexstar Broadcasting Inc		1st Lien Term Loan	7.94% (1M SOFR + 2.50%)	09/18/2026			4,000	3,999
Production Resource Group, LLC		1st Lien Term Loan	19.49% (1M SOFR + 8.50%)	08/21/2024			872	872	(e)(g)
Production Resource Group, LLC		1st Lien Delay Draw Term Loan	12.99% (3M SOFR + 7.50%)	08/21/2024			461	461	(e)
Professional Fighters League, LLC		1st Lien Term Loan	14.00%	01/20/2026			690	690	(e)(g)
Professional Fighters League, LLC		2nd Lien Delay Draw Term Loan	16.00%	01/20/2026			7	6	(e)(g)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	06/22/2029			€9,193	9,918	(e)
StubHub Holdco Sub, LLC		1st Lien Term Loan	10.08% (1M SOFR + 4.75%)	03/12/2030			5,750	5,748
Summer (BC) Bidco B LLC		1st Lien Term Loan		02/15/2029			3,986	3,967	(i)
Univision Communications Inc		1st Lien Term Loan	8.66% (3M SOFR + 3.25%)	06/24/2027			2,959	2,935
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)		1st Lien Term Loan	8.19% (1M SOFR + 2.75%)	05/18/2025			23,109	23,076
								108,305		3.05%
Pharmaceuticals, Biotechnology and Life Sciences
ADMA Biologics, Inc.		1st Lien Revolving Loan	9.13% (3M SOFR + 3.75%)	12/20/2027			1	1	(e)
ADMA Biologics, Inc.		1st Lien Term Loan	11.83% (3M SOFR + 6.50%)	12/20/2027			900	889	(e)(f)
AI Sirona (Luxembourg) Acquisition S.a.r.l.	Luxembourg	1st Lien Term Loan	7.83% (1M EURIBOR + 4.00%)	09/30/2028			€7,000	7,536
Alcami Corporation		1st Lien Revolving Loan		12/21/2028			—	—	(e)(h)
Alcami Corporation		1st Lien Term Loan	12.49% (3M SOFR + 7.00%)	12/21/2028			203	203	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	12.47% (3M SOFR + 7.00%)	12/21/2028			15	15	(e)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	12.22% (3M SONIA + 6.90%)	09/04/2028			£7,777	9,816	(e)(f)(g)
Aspire Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	12.22% (3M SONIA + 6.90%)	09/04/2028			£647	817	(e)(g)(h)
Bamboo US BidCo LLC		1st Lien Revolving Loan		10/01/2029			—	—	(e)(h)
Bamboo US BidCo LLC		1st Lien Term Loan	12.06% (3M SOFR + 6.75%)	09/30/2030			2,626	2,600	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Bamboo US BidCo LLC		1st Lien Term Loan	10.66% (3M EURIBOR + 6.75%)	09/30/2030			€2,097	2,240	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	12.06% (3M SOFR + 6.75%)	09/30/2030			43	43	(e)(h)
Catalent Pharma Solutions, Inc.		1st Lien Term Loan	8.33% (1M SOFR + 3.00%)	02/22/2028			6,000	6,007	(e)
Cheplapharm Arzneimittel GmbH	Germany	1st Lien Term Loan	7.94% (3M EURIBOR + 4.00%)	02/22/2029			€6,875	7,425
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	11.44% (1M SOFR + 6.00%)	10/01/2027			456	457	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.44% (1M SOFR + 6.00%)	10/02/2028			7,260	7,260	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	11.44% (1M SOFR + 6.00%)	10/02/2028			2,517	2,517	(e)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	11.44% (1M SOFR + 6.00%)	10/02/2028			2,434	2,434	(e)
Curia Global, Inc.		1st Lien Term Loan	9.16% (3M SOFR + 3.75%)	08/30/2026			7,145	6,787
Da Vinci Purchaser Corp.		1st Lien Term Loan	9.44% (1M SOFR + 4.00%)	01/08/2027			8,087	8,085
Grifols Worldwide Operations USA, Inc.		1st Lien Term Loan	7.46% (3M SOFR + 2.00%)	11/15/2027			7,952	7,690
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	11.42% (1M SOFR + 6.00%)	11/02/2026			112	104	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	11.43% (1M SOFR + 6.00%)	11/02/2026			5	4	(e)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	11.42% (1M SOFR + 6.00%)	11/02/2026			2,193	2,040	(e)(f)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	11.42% (1M SOFR + 6.00%)	11/02/2026			618	574	(e)(g)
North American Science Associates, LLC		1st Lien Revolving Loan	9.97% (3M SOFR + 4.50%)	03/15/2027			2,083	2,082	(e)(h)
North American Science Associates, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	09/15/2027			6,892	6,892	(e)(f)
North American Science Associates, LLC		1st Lien Term Loan	11.23% (3M SOFR + 5.75%)	09/15/2027			4,713	4,713	(e)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	09/15/2027			984	984	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	11.23% (3M SOFR + 5.75%)	09/15/2027			899	899	(e)
Packaging Coordinators Midco, Inc.		1st Lien Term Loan	9.07% (3M SOFR + 3.50%)	11/30/2027			4,987	4,994
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.65% (3M EURIBOR + 5.75%)	11/23/2029			£393	495	(e)(g)(h)
SOLAR BIDCO LTD	United Kingdom	1st Lien Delay Draw Term Loan		11/23/2029			£—	—	(e)(h)(i)
Verista, Inc.		1st Lien Revolving Loan	11.59% (3M SOFR + 6.00%)	02/16/2027			167	162	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Verista, Inc.		1st Lien Term Loan	11.59% (3M SOFR + 6.00%)	02/16/2027			8,898	8,631	(e)(f)
Verista, Inc.		1st Lien Delay Draw Term Loan	11.57% (3M SOFR + 6.00%)	02/16/2027			1,827	1,772	(e)
WCI-BXC Purchaser, LLC		1st Lien Revolving Loan		11/06/2029			—	—	(e)(h)
WCI-BXC Purchaser, LLC		1st Lien Term Loan	11.54% (3M SOFR + 6.25%)	11/06/2030			766	746	(e)
								107,914		3.04%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan		12/31/2025			4,972	3,762	(e)(j)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan		12/31/2025			4,254	3,219	(e)(h)(j)
Forest City Enterprises, L.P.		1st Lien Term Loan		12/08/2025			3,000	2,861
Odevo AB	Sweden	1st Lien Term Loan	9.96% (3M STIBOR + 5.88%)	12/21/2028			€6,948	7,496	(e)(f)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	11.25% (3M SONIA + 5.88%)	12/21/2028			€10,285	11,095	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	12.06% (1M SOFR + 6.63%)	12/21/2028			€6,656	7,181	(e)(h)
								35,614		1.00%
Software and Services
Access CIG, LLC		1st Lien Term Loan	10.33% (1M SOFR + 5.00%)	08/18/2028			11,182	11,182
Activate holdings (US) Corp.		1st Lien Revolving Loan		07/27/2029			—	—	(e)(h)
Activate holdings (US) Corp.		1st Lien Term Loan	11.56% (3M SOFR + 6.25%)	07/29/2030			10,968	10,968	(e)
AffiniPay Midco, LLC		1st Lien Revolving Loan		06/09/2028			—	—	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	06/09/2028			9,543	9,543	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	10.82% (3M SOFR + 5.50%)	06/09/2028			9,364	9,364	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	10.81% (3M SOFR + 5.50%)	06/09/2028			295	295	(e)
AffiniPay Midco, LLC		1st Lien Delay Draw Term Loan	10.81% (3M SOFR + 5.50%)	06/09/2028			1,331	1,331	(e)
Anaplan, Inc.		1st Lien Revolving Loan		06/21/2028			—	—	(e)(h)
Anaplan, Inc.		1st Lien Term Loan	11.81% (3M SOFR + 6.50%)	06/21/2029			5,991	5,992	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolving Loan		10/10/2025			—	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	9.61% (3M EURIBOR + 5.50%)	04/10/2026			€650	701	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	10.93% (3M SOFR + 5.25%)	04/10/2026			3,709	3,710	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Anaqua Parent Holdings, Inc.		1st Lien Delay Draw Term Loan	10.83% (6M SOFR + 5.25%)	04/10/2026			280	280	(e)(g)
APG Intermediate Holdings Corporation		1st Lien Revolving Loan	10.68% (1M SOFR + 5.25%)	01/03/2025			—	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	10.71% (3M SOFR + 5.25%)	01/03/2025			974	975	(e)
APG Intermediate Holdings Corporation		1st Lien Delay Draw Term Loan	10.68% (1M SOFR + 5.25%)	01/03/2025			58	58	(e)
Applied Systems, Inc.		1st Lien Term Loan	8.81% (3M SOFR + 3.50%)	02/24/2031			5,001	5,029
AppLovin Corporation		1st Lien Term Loan	7.83% (1M SOFR + 2.50%)	08/16/2030			4,300	4,295
Appriss Health, LLC		1st Lien Revolving Loan	14.50% (PRIME + 6.00%)	05/06/2027			21	21	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	12.48% (3M SOFR + 7.00%)	05/06/2027			2,876	2,876	(e)
Aptean, Inc.		1st Lien Revolving Loan		01/30/2031			—	—	(e)(h)
Aptean, Inc.		1st Lien Term Loan	10.57% (6M SOFR + 5.25%)	01/30/2031			2,279	2,244	(e)
Aptean, Inc.		1st Lien Delay Draw Term Loan	10.72% (3M SOFR + 5.25%)	01/30/2031			20	20	(e)(h)
Asurion, LLC		1st Lien Term Loan	8.69% (1M SOFR + 3.25%)	12/23/2026			6,704	6,557
Asurion, LLC		1st Lien Term Loan	8.69% (1M SOFR + 3.25%)	07/31/2027			3,505	3,361
Asurion, LLC		1st Lien Term Loan	9.68% (1M SOFR + 4.25%)	08/19/2028			3,535	3,406
Asurion, LLC		2nd Lien Term Loan	10.69% (1M SOFR + 5.25%)	01/20/2029			5,000	4,454
Avaya Inc.		1st Lien Term Loan	13.83% (1M SOFR + 8.50%)	08/01/2028			8,025	7,111	(g)
Banyan Software Holdings, LLC		1st Lien Revolving Loan	10.83% (1M SOFR + 5.50%)	10/30/2026			1	1	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	12.43% (1M SOFR + 7.00%)	10/30/2026			3,476	3,475	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	12.43% (1M SOFR + 7.00%)	10/30/2026			1,492	1,492	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	12.43% (1M SOFR + 7.00%)	10/30/2026			3,549	3,549	(e)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	12.68% (1M SOFR + 7.25%)	10/30/2026			195	196	(e)(h)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan		10/30/2026			—	—	(e)(h)
BCTO Ignition Purchaser, Inc.		1st Lien Term Loan	14.30% (3M SOFR + 9.00%)	10/19/2030			893	893	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan		06/17/2030			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Bobcat Purchaser, LLC		1st Lien Term Loan	11.56% (3M SOFR + 6.25%)	06/17/2030				2,947	2,947	(e)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	11.56% (3M SOFR + 6.25%)	06/17/2030				999	999	(e)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan		05/15/2028				—	—	(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	05/14/2029				17,938	17,938	(e)(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	11.08% (1M SOFR + 5.75%)	05/14/2029				732	732	(e)
Businessolver.com, Inc.		1st Lien Term Loan	10.91% (3M SOFR + 5.50%)	12/01/2027				4,217	4,217	(e)(f)
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan	10.91% (3M SOFR + 5.50%)	12/01/2027				149	148	(e)(h)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.72% (1M EURIBOR + 6.88%)	04/30/2026				€2,954	3,187	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.88% (1M STIBOR + 6.88%)	04/30/2026			SEK	4,210	393	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	11.48% (1M NIBOR + 6.88%)	04/30/2026			NOK	2,551	235	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.73% (1M CIBOR + 6.88%)	04/30/2026			DKK	9,255	1,339	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	10.73% (1M CIBOR + 6.88%)	04/30/2026			DKK	12,810	1,853	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	10.72% (3M EURIBOR + 6.88%)	04/30/2026			DKK	12,324	1,783	(e)(h)
Cardinal Parent, Inc.		1st Lien Revolving Loan		11/12/2025				—	—	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	13.22% (3M SOFR + 7.75%)	11/13/2028				9,269	8,805	(e)(f)
CCC Intelligent Solutions Inc.		1st Lien Term Loan	7.69% (1M SOFR + 2.25%)	09/21/2028				997	996
Cloud Software Group, Inc.		1st Lien Revolving Loan		09/30/2027				—	—	(e)(h)
Cloud Software Group, Inc.		1st Lien Term Loan	9.91% (3M SOFR + 4.50%)	09/29/2028				5,228	5,203	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	9.91% (3M SOFR + 4.50%)	03/30/2029				42,736	42,510	(f)
Cloud Software Group, Inc.		1st Lien Term Loan		04/09/2029				159	158	(i)
Compusoft US LLC		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	05/26/2028				834	834	(e)
Compusoft US LLC		1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	05/26/2028				1,715	1,715	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.82% (3M STIBOR + 6.75%)	06/03/2027			€1,502	1,621	(e)(h)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	10.68% (3M EURIBOR + 6.75%)	06/03/2027			€1,995	2,152	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	11.07% (3M STIBOR + 7.00%)	06/03/2027			€1,120	1,208	(e)(h)
Conservice Midco, LLC		1st Lien Term Loan	9.33% (1M SOFR + 4.00%)	05/13/2027			2,494	2,499
Conservice Midco, LLC		2nd Lien Term Loan	12.33% (1M SOFR + 7.00%)	05/15/2028			13,905	13,905	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	11.20% (3M SOFR + 5.75%)	05/26/2028			89	89	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	05/26/2028			6,703	6,703	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.16% (3M EURIBOR + 6.25%)	05/26/2028			€1,979	2,135	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	11.20% (3M SOFR + 5.75%)	05/26/2028			1,680	1,680	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.16% (3M EURIBOR + 6.25%)	05/26/2028			€136	146	(e)
Consilio Midco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.16% (3M EURIBOR + 6.25%)	05/26/2028			€177	188	(e)(h)
Cority Software (USA) Inc.		1st Lien Term Loan	10.30% (3M SOFR + 5.00%)	07/02/2026			528	528	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	07/02/2026			1,069	1,069	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	12.33% (3M SOFR + 7.00%)	07/02/2026			136	136	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	11.33% (3M SOFR + 6.00%)	07/02/2026			900	900	(e)
Cority Software Inc.	Canada	1st Lien Revolving Loan		07/02/2025			—	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	10.30% (3M SOFR + 5.00%)	07/02/2026			1,698	1,697	(e)(f)
Cority Software Inc.	Canada	1st Lien Term Loan	10.33% (3M SOFR + 5.00%)	07/02/2026			127	127	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	8.69% (1M SOFR + 3.25%)	10/15/2026			3	4	(e)(h)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	11.94% (1M SOFR + 6.50%)	10/15/2029			17,522	17,171	(e)
Coupa Holdings, LLC		1st Lien Revolving Loan		02/27/2029			—	—	(e)(h)
Coupa Holdings, LLC		1st Lien Term Loan	12.81% (3M SOFR + 7.50%)	02/27/2030			229	229	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan		02/27/2030			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Dayforce, Inc.		1st Lien Term Loan	7.83% (1M SOFR + 2.50%)	03/03/2031				3,750	3,743
DCert Buyer, Inc.		1st Lien Term Loan	9.33% (1M SOFR + 4.00%)	10/16/2026				10,789	10,729	(f)
DCert Buyer, Inc.		2nd Lien Term Loan	12.33% (1M SOFR + 7.00%)	02/16/2029				5,691	5,634	(e)(f)
Denali Holdco LLC		1st Lien Revolving Loan		09/15/2027				—	—	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	09/15/2027				4,132	4,132	(e)(f)
Denali Holdco LLC		1st Lien Delay Draw Term Loan	10.92% (1M SOFR + 5.50%)	09/15/2027				86	86	(e)(h)
Diligent Corporation		1st Lien Revolving Loan	11.71% (3M SOFR + 6.25%)	08/04/2025				226	226	(e)(h)
Diligent Corporation		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	08/04/2025				2,981	2,981	(e)(f)
Diligent Corporation		1st Lien Term Loan	11.21% (3M SOFR + 5.75%)	08/04/2025				2,205	2,205	(e)(f)
Diligent Corporation		1st Lien Term Loan	11.71% (3M SOFR + 6.25%)	08/04/2025				476	476	(e)
Doxim Inc.		1st Lien Term Loan	13.43% (1M SOFR + 8.00%)	05/31/2026				6,154	6,153	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.43% (1M SOFR + 7.00%)	05/31/2026				809	809	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.18% (1M SOFR + 6.75%)	05/31/2026				3,345	3,345	(e)(f)
Doxim Inc.		First Lien Last Out Term Loan	11.83% (1M SOFR + 6.40%)	05/31/2026				710	710	(e)(f)
Doxim Inc.		First Lien Last Out Delay Draw Term Loan	11.83% (1M SOFR + 6.40%)	05/31/2026				325	326	(e)
DS Admiral Bidco, LLC		1st Lien Revolving Loan		03/16/2026				—	—	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	11.80% (3M SOFR + 6.50%)	03/16/2028				2,365	2,365	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolving Loan		12/03/2026			CAD	—	—	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	11.04% (1M CDOR + 5.75%)	12/03/2027			CAD	6,711	4,955	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delay Draw Term Loan	11.12% (1M CDOR + 5.75%)	12/03/2027			CAD	1,496	1,104	(e)
Echo Purchaser, Inc.		1st Lien Revolving Loan		11/19/2029				—	—	(e)(g)(h)
Echo Purchaser, Inc.		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	11/19/2029				1,840	1,803	(e)(g)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan		11/19/2029				—	—	(e)(g)(h)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	9.30% (3M SOFR + 4.00%)	02/26/2030				32	31	(e)(h)
Edmunds GovTech, Inc.		1st Lien Term Loan	10.80% (3M SOFR + 5.50%)	02/26/2031				334	328	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan		02/26/2031			—	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolving Loan	10.98% (3M SOFR + 5.50%)	09/18/2025			479	469	(e)
Elemica Parent, Inc.		1st Lien Term Loan	10.98% (3M SOFR + 5.50%)	09/18/2025			3,624	3,551	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	10.98% (3M SOFR + 5.50%)	09/18/2025			543	533	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	10.97% (3M SOFR + 5.50%)	09/18/2025			2,209	2,165	(e)(f)
Empower Payments Investor, LLC		1st Lien Revolving Loan		03/12/2030			—	—	(e)(h)
Empower Payments Investor, LLC		1st Lien Term Loan	10.48% (6M SOFR + 5.25%)	03/12/2031			477	468	(e)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan		03/12/2031			—	—	(e)(h)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.05% (6M EURIBOR + 7.19%)	01/26/2028			€4,343	4,686	(e)(f)
Ensono, Inc.		1st Lien Term Loan	9.44% (1M SOFR + 4.00%)	05/26/2028			7,479	7,237
Enverus Holdings, Inc.		1st Lien Revolving Loan		12/24/2029			—	—	(e)(h)
Enverus Holdings, Inc.		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	12/24/2029			8,762	8,587	(e)(f)
Enverus Holdings, Inc.		1st Lien Delay Draw Term Loan		12/24/2029			—	—	(e)(h)
Epicor Software Corporation		1st Lien Term Loan	8.69% (1M SOFR + 3.25%)	07/30/2027			8,214	8,237
eResearch Technology, Inc.		1st Lien Term Loan	9.94% (1M SOFR + 4.50%)	02/04/2027			995	997	(f)
eResearch Technology, Inc.		2nd Lien Term Loan	13.43% (1M SOFR + 8.00%)	02/04/2028			5,869	5,869	(e)
eResearch Technology, Inc.		2nd Lien Term Loan	13.43% (1M SOFR + 8.00%)	02/04/2028			5,297	5,298	(e)(f)
eResearch Technology, Inc.		2nd Lien Delay Draw Term Loan	13.43% (1M SOFR + 8.00%)	02/04/2028			672	672	(e)
ESHA Research, LLC		1st Lien Revolving Loan	11.02% (3M SOFR + 5.75%)	06/08/2028			65	65	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	11.02% (6M SOFR + 5.75%)	06/08/2028			479	478	(e)(f)
ExtraHop Networks, Inc.		1st Lien Revolving Loan		07/22/2027			—	—	(e)(h)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.93% (1M SOFR + 7.50%)	07/22/2027			1,998	1,998	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan		03/24/2025			—	—	(e)(h)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	12.93% (1M SOFR + 7.50%)	07/22/2027			692	692	(e)(h)
Finastra USA, Inc.		1st Lien Revolving Loan		09/13/2029			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Finastra USA, Inc.		1st Lien Term Loan	12.46% (3M SOFR + 7.25%)	09/13/2029				18,908	18,908	(e)(f)
Flexential Topco Corporation		1st Lien Revolving Loan	0.12	08/25/2027				3,000	3,000	(e)
Flexera Software LLC		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	03/03/2028				6,836	6,846
Gainwell Acquisition Corp.		1st Lien Term Loan	9.41% (3M SOFR + 4.00%)	10/01/2027				14,497	13,838
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	13.06% (6M STIBOR + 9.00%)	09/04/2028			SEK	65,475	5,933	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan	13.06% (6M STIBOR + 9.00%)	09/04/2028			SEK	11,119	1,008	(e)(h)
GraphPAD Software, LLC		1st Lien Revolving Loan	11.46% (3M SOFR + 6.00%)	04/27/2027				2	2	(e)
GraphPAD Software, LLC		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	04/27/2027				4,614	4,614	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	11.19% (3M SOFR + 5.50%)	04/27/2027				1	1	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	04/27/2027				1,953	1,953	(e)(f)
GraphPAD Software, LLC		1st Lien Delay Draw Term Loan	11.13% (3M SOFR + 5.50%)	04/27/2027				436	436	(e)
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan		10/02/2029				—	—	(e)(h)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	11.32% (3M SOFR + 6.00%)	10/02/2029				1,140	1,117	(e)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan		10/02/2029				—	—	(e)(h)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	10.93% (3M EURIBOR + 7.00%)	07/26/2030				€3,060	3,301	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.89% (3M EURIBOR + 7.00%)	07/26/2030				€358	386	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan		11/16/2027				—	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	11/16/2028				4,095	4,095	(e)(f)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	11/16/2028				2,946	2,946	(e)
Help/Systems Holdings, Inc.		1st Lien Term Loan	9.43% (1M SOFR + 4.00%)	11/19/2026				15,688	15,155	(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	12.19% (3M SOFR + 6.75%)	11/19/2027				2,360	1,953	(f)
Hyland Software, Inc.		1st Lien Revolving Loan		09/19/2029				—	—	(e)(h)
Hyland Software, Inc.		1st Lien Term Loan	11.33% (1M SOFR + 6.00%)	09/19/2030				9,658	9,658	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Icefall Parent, Inc.		1st Lien Revolving Loan		01/25/2030			—	—	(e)(g)(h)
Icefall Parent, Inc.		1st Lien Term Loan	11.80% (6M SOFR + 6.50%)	01/25/2030			2,328	2,282	(e)(g)
Idemia Group S.A.S.	France	1st Lien Term Loan	7.90% (3M EURIBOR + 4.00%)	09/30/2028			€7,000	7,536
Idera, Inc.		1st Lien Term Loan	9.21% (3M SOFR + 3.75%)	03/02/2028			5,562	5,533	(f)
Idera, Inc.		2nd Lien Term Loan	12.21% (3M SOFR + 6.75%)	03/02/2029			3,567	3,451
Imprivata, Inc.		2nd Lien Term Loan	11.56% (3M SOFR + 6.25%)	12/01/2028			6,384	6,384	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan		05/02/2028			—	—	(e)(h)
IQN Holding Corp.		1st Lien Term Loan	10.59% (3M SOFR + 5.25%)	05/02/2029			6,755	6,619	(e)
IQN Holding Corp.		1st Lien Delay Draw Term Loan		05/02/2029			—	—	(e)(h)
Ivanti Software, Inc.		1st Lien Revolving Loan	11.00% (PRIME + 2.50%)	12/01/2025			37	34	(e)(h)
Kaseya Inc.		1st Lien Revolving Loan	10.83% (1M SOFR + 5.50%)	06/25/2029			598	598	(e)(g)(h)
Kaseya Inc.		1st Lien Term Loan	11.31% (3M SOFR + 6.00%)	06/25/2029			39,641	39,641	(e)(f)(g)
Kaseya Inc.		1st Lien Delay Draw Term Loan		06/25/2029			—	—	(e)(g)(h)
Kaseya Inc.		1st Lien Delay Draw Term Loan	10.81% (3M SOFR + 5.50%)	06/25/2029			146	146	(e)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	12.81% (3M SOFR + 7.50%)	07/12/2028			2,635	2,635	(e)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	12.81% (3M SOFR + 7.50%)	07/12/2028			1,382	1,382	(e)(h)
Majesco		1st Lien Revolving Loan		09/21/2027			—	—	(e)(h)
Majesco		1st Lien Term Loan	10.05% (3M SOFR + 4.75%)	09/21/2028			8,969	8,968	(e)(f)
Majesco				09/21/2027			706	706	(e)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	10.90% (6M EURIBOR + 7.00%)	02/14/2029			€3,600	3,884	(e)(f)(g)
Marcel Bidco GmbH	Germany	1st Lien Term Loan	9.81% (3M SOFR + 4.50%)	11/11/2030			1,429	1,438
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	9.58% (1M SOFR + 4.25%)	05/03/2028			11,637	11,555
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.58% (1M SOFR + 5.25%)	05/18/2029			37,990	37,990	(e)(f)(g)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.44% (3M SONIA + 5.25%)	05/18/2029			£6,947	8,768	(e)(f)(g)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	10.58% (1M SOFR + 5.25%)	05/18/2029			1,147	1,147	(e)(g)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan		05/18/2029			—	—	(e)(h)
Mitchell International, Inc.		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	10/15/2028			99	99
Mitchell International, Inc.		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	10/16/2028			9,975	9,975
Mitchell International, Inc.		2nd Lien Term Loan	11.94% (1M SOFR + 6.50%)	10/15/2029			12,252	12,234
MRI Software LLC		1st Lien Revolving Loan		02/10/2027			—	—	(e)(h)
MRI Software LLC		1st Lien Term Loan	10.90% (3M SOFR + 5.50%)	02/10/2027			9,843	9,843	(e)(f)(g)
MRI Software LLC		1st Lien Delay Draw Term Loan		02/10/2027			—	—	(e)(h)
Netsmart, Inc.		1st Lien Term Loan	9.19% (1M SOFR + 3.75%)	10/01/2027			8,669	8,679
Open Text Corp	Canada	1st Lien Term Loan	8.18% (1M SOFR + 2.75%)	01/31/2030			11,959	11,972
OpenMarket Inc.		1st Lien Term Loan	11.82% (3M SOFR + 6.25%)	09/17/2026			7,061	7,061	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	12.05% (3M SONIA + 6.72%)	06/30/2028			£5,529	6,978	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.05% (3M SONIA + 6.72%)	06/30/2028			£1,464	1,847	(e)
PDDS Holdco, Inc.		1st Lien Revolving Loan	13.10% (6M SOFR + 7.50%)	07/18/2028			17	18	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	12.93% (3M SOFR + 7.50%)	07/18/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	12.93% (6M SOFR + 7.50%)	07/18/2028			70	70	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	12.93% (3M SOFR + 7.50%)	07/18/2028			197	197	(e)(g)(h)
PDI TA Holdings, Inc.		1st Lien Revolving Loan		02/03/2031			—	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	10.83% (1M SOFR + 5.50%)	02/03/2031			1,798	1,780	(e)(g)
PDI TA Holdings, Inc.		1st Lien Delay Draw Term Loan		02/03/2031			—	—	(e)(g)(h)
Pluralsight, Inc.		1st Lien Revolving Loan	13.47% (3M SOFR + 8.00%)	04/06/2027			1,204	1,024	(e)
Pluralsight, Inc.		1st Lien Term Loan	13.47% (3M SOFR + 8.00%)	04/06/2027			16,506	14,030	(e)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	9.83% (1M SOFR + 4.50%)	08/30/2029			1	—	(e)(h)
PracticeTek Purchaser, LLC		1st Lien Term Loan	11.08% (1M SOFR + 5.75%)	08/30/2029			7,578	7,578	(e)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan		08/30/2029			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	9.59% (3M SOFR + 4.00%)	04/24/2028			13,264	13,253	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolving Loan		03/05/2027			—	—	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	10.43% (1M SOFR + 5.00%)	03/05/2027			3,718	3,718	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delay Draw Term Loan	10.43% (1M SOFR + 5.00%)	03/05/2027			1,327	1,327	(e)
Project Boost Purchaser, LLC		1st Lien Term Loan	8.93% (1M SOFR + 3.50%)	05/30/2026			11,371	11,393
Project Boost Purchaser, LLC		1st Lien Term Loan	8.94% (1M SOFR + 3.50%)	06/01/2026			5,533	5,541
Project Essential Bidco, Inc.		1st Lien Revolving Loan		04/20/2027			—	—	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	11.72% (3M SOFR + 6.25%)	04/20/2028			4,135	3,722	(e)(f)
Proofpoint, Inc.		1st Lien Revolving Loan		08/31/2026			—	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	8.69% (1M SOFR + 3.25%)	08/31/2028			28,292	28,292
Pushpay USA Inc.		1st Lien Revolving Loan		05/10/2029			—	—	(e)(h)
Pushpay USA Inc.		1st Lien Term Loan	12.21% (3M SOFR + 6.75%)	05/10/2030			231	231	(e)
QF Holdings, Inc.		1st Lien Revolving Loan	11.16% (3M SOFR + 5.75%)	12/15/2027			159	159	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	11.16% (3M SOFR + 5.75%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Term Loan	11.16% (3M SOFR + 5.75%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	11.19% (3M SOFR + 5.75%)	12/15/2027			393	393	(e)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	11.16% (3M SOFR + 5.75%)	12/15/2027			526	524	(e)
Quest Software US Holdings Inc.		1st Lien Term Loan	9.71% (3M SOFR + 4.25%)	02/01/2029			8,567	6,476
Quest Software US Holdings Inc.		2nd Lien Term Loan	12.96% (3M SOFR + 7.50%)	02/01/2030			686	283
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan		10/05/2027			—	—	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	10.93% (3M SOFR + 5.63%)	10/05/2028			3,167	3,167	(e)(f)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	10.93% (3M SOFR + 5.63%)	10/05/2028			2,772	2,773	(e)
RealPage, Inc.		1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	04/24/2028			2,992	2,909

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
RealPage, Inc.		2nd Lien Term Loan	11.94% (1M SOFR + 6.50%)	04/23/2029			21,773	21,337	(e)
Relativity ODA LLC		1st Lien Revolving Loan		05/12/2027			—	—	(e)(g)(h)
Relativity ODA LLC		1st Lien Term Loan	11.93% (1M SOFR + 6.50%)	05/12/2027			7,543	7,543	(e)(g)
Revalize, Inc.		1st Lien Revolving Loan	11.21% (3M SOFR + 5.75%)	04/15/2027			57	53	(e)(h)
Revalize, Inc.		1st Lien Delay Draw Term Loan	11.21% (3M SOFR + 5.75%)	04/15/2027			2,911	2,707	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan		12/16/2027			—	—	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	11.68% (1M SOFR + 6.25%)	12/16/2027			7,067	6,784	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	02/24/2028			15,556	15,580
Smarsh Inc.		1st Lien Revolving Loan	11.08% (1M SOFR + 5.75%)	02/16/2029			91	91	(e)(h)
Smarsh Inc.		1st Lien Term Loan	11.06% (3M SOFR + 5.75%)	02/16/2029			3,561	3,561	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan	11.06% (3M SOFR + 5.75%)	02/16/2029			445	445	(e)(h)
Sophia, L.P.		1st Lien Term Loan	8.93% (3M SOFR + 3.50%)	10/09/2029			12,163	12,209
Sophia, L.P.		2nd Lien Term Loan	13.43% (1M SOFR + 8.00%)	10/09/2028			6,548	6,548	(e)(f)
Storable, Inc.		2nd Lien Term Loan	11.93% (6M SOFR + 6.75%)	04/16/2029			9,527	9,527	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	11.66% (3M SOFR + 6.25%)	07/02/2027			1	1	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.67% (3M SOFR + 6.25%)	07/02/2027			1,510	1,510	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.69% (3M SOFR + 6.25%)	07/02/2027			81	81	(e)
Sundance Group Holdings, Inc.		1st Lien Delay Draw Term Loan	11.67% (3M SOFR + 6.25%)	07/02/2027			453	453	(e)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan		08/28/2026			—	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	10.96% (3M SOFR + 5.50%)	08/28/2026			2,700	2,700	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	11.46% (3M SOFR + 6.00%)	08/28/2026			1,232	1,232	(e)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan	10.96% (3M SOFR + 5.50%)	08/28/2026			963	963	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan	10.96% (3M SOFR + 5.50%)	08/28/2026			909	908	(e)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan		08/28/2026			—	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
UKG Inc.		1st Lien Revolving Loan		02/01/2026				—	—	(e)
UserZoom Technologies, Inc.		1st Lien Term Loan	12.99% (3M SOFR + 7.50%)	04/05/2029				250	248	(e)
Verscend Holding Corp.		1st Lien Term Loan	9.44% (1M SOFR + 4.00%)	08/27/2025				6,982	6,982
WebPT, Inc.		1st Lien Revolving Loan	12.17% (3M SOFR + 6.75%)	01/18/2028				113	113	(e)(h)
WebPT, Inc.		1st Lien Term Loan	12.19% (3M SOFR + 6.75%)	01/18/2028				2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan		01/20/2027				—	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	10.94% (3M SOFR + 5.50%)	01/20/2027				3,024	3,024	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	10.94% (3M SOFR + 5.50%)	01/20/2027				91	91	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan		06/29/2027				—	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	12.41% (3M SOFR + 7.00%)	06/29/2027				4,746	4,746	(e)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan	12.41% (3M SOFR + 7.00%)	06/29/2027				3,199	3,199	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan		06/29/2027				—	—	(e)(g)(h)
WSBidCo Limited	Jersey	1st Lien Term Loan	12.31% (3M SONIA + 7.00%)	06/16/2028				£2,679	3,381	(e)(f)(g)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	12.31% (3M SONIA + 7.00%)	06/16/2028				£5,275	6,657	(e)(g)(h)
									910,356		25.65%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolving Loan		01/26/2029				—	—	(e)(h)
Chariot Buyer LLC		1st Lien Term Loan	9.08% (1M SOFR + 3.75%)	11/03/2028				16,900	16,921
Cotiviti Holdings, Inc.		1st Lien Term Loan		02/21/2031				5,000	5,006	(i)
Cotiviti Holdings, Inc.		1st Lien Term Loan		02/24/2031				10,000	9,975	(i)
Emerald Debt Merger Sub LLC		1st Lien Term Loan	8.29% (3M SOFR + 3.00%)	05/31/2030				6,143	6,137
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan		02/22/2027				—	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	10.31% (3M SOFR + 4.75%)	02/22/2028				7,177	7,177	(e)(f)
Micromeritics Instrument Corp.		1st Lien Revolving Loan		12/18/2025				—	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	9.93% (3M SOFR + 4.50%)	12/18/2025				1,333	1,334	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	10.89% (3M CIBOR + 7.00%)	02/29/2028			DKK	20,066	2,902	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	10.89% (3M EURIBOR + 7.00%)	02/29/2028			DKK	4,660	674	(e)(h)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan		02/29/2028			DKK	—	—	(e)(h)(i)
Repairify, Inc.		1st Lien Revolving Loan	10.73% (3M SOFR + 5.00%)	06/14/2027				689	675	(e)(h)
Repairify, Inc.		1st Lien Term Loan	10.43% (6M SOFR + 5.00%)	06/14/2027				3,481	3,412	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	11.04% (6M SOFR + 5.50%)	10/02/2028				1,594	1,594	(e)(f)
Verifone Systems, Inc.		1st Lien Term Loan	9.59% (3M SOFR + 4.00%)	08/20/2025				2,155	1,902
Wildcat BuyerCo, Inc.		1st Lien Revolving Loan		02/26/2027				—	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	11.06% (3M SOFR + 5.75%)	02/26/2027				4,192	4,192	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delay Draw Term Loan	11.06% (3M SOFR + 5.75%)	02/26/2027				1,107	1,107	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delay Draw Term Loan	11.06% (3M SOFR + 5.75%)	02/26/2027				1,527	1,527	(e)(h)
									64,535		1.82%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan		03/31/2028				£1,587	1,942	(e)(g)(j)
Delta Topco, Inc.		1st Lien Term Loan	9.12% (3M SOFR + 3.75%)	12/01/2027				4,158	4,160
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	10.76% (3M EURIBOR + 6.86%)	11/22/2030				€8,541	9,214	(e)(g)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan		11/22/2030				€—	—	(e)(g)(h)
Iridium Satellite LLC		1st Lien Term Loan	7.83% (1M SOFR + 2.50%)	09/20/2030				4,000	3,996
Panther NewCo	France	1st Lien Term Loan	9.65% (3M EURIBOR + 5.75%)	05/24/2029				€8,250	8,901	(e)(g)
Panther NewCo	France	1st Lien Delay Draw Term Loan	9.62% (3M EURIBOR + 5.75%)	05/24/2029				€2,309	2,490	(e)(g)(h)
Switch Master Holdco LLC		1st Lien Term Loan	8.33% (3M SOFR + 3.00%)	12/15/2024				11,017	10,764	(e)
Zayo Group Holdings, Inc.		1st Lien Term Loan	8.44% (1M SOFR + 3.00%)	03/09/2027				9,441	8,262
									49,729		1.40%
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	11.81% (3M SOFR + 6.50%)	07/20/2029				10,560	10,560	(e)(f)(g)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan		07/20/2029				—	—	(e)(g)(h)
Neovia Logistics, LP		1st Lien Term Loan	14.41% (3M SOFR + 9.00%)	11/01/2027				446	445	(e)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	11.23% (6M SOFR + 6.05%)	06/30/2027				2,571	2,571	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Shur-Co Acquisition, Inc.		1st Lien Term Loan	11.23% (6M SOFR + 6.05%)	06/30/2027				552	552	(e)
									14,128		0.40%
Utilities
Calpine Corporation		1st Lien Term Loan	7.33% (1M SOFR + 2.00%)	01/31/2031				6,918	6,874
CQP Holdco L.P.		1st Lien Term Loan	8.30% (3M SOFR + 3.00%)	12/31/2030				6,983	7,003
Discovery Energy Corp.		1st Lien Term Loan		01/30/2031				3,000	3,003	(i)
NRG Energy Inc		1st Lien Term Loan		03/27/2031				3,750	3,743	(i)
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	9.65% (3M EURIBOR + 5.75%)	08/10/2028				€7,500	8,091	(e)(f)
									28,714		0.81%

TOTAL SENIOR LOANS (Cost $3,844,496)									3,810,353		107.36%

SUBORDINATED LOANS(b)(c)(d)(e)
Capital Goods
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	Subordinated Term Loan	14.04% (3M STIBOR + 10.00%)	06/29/2026			SEK	15,384	1,437	(g)
									1,437		0.04%
Financial Services
eCapital Finance Corp.	Canada	Subordinated Term Loan	13.18% (1M SOFR + 7.75%)	12/31/2025				35,493	35,494
eCapital Finance Corp.	Canada	Subordinated Delay Draw Term Loan	13.18% (1M SOFR + 7.75%)	12/31/2025				2,804	2,803
TVG-TMG Topco, Inc.		Subordinated Term Loan	12.00%	03/30/2029				3,493	3,283	(g)
									41,580		1.17%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Subordinated Term Loan	16.50%	12/02/2030				6,841	6,430	(g)
AmeriVet Partners Management, Inc.		Subordinated Delay Draw Term Loan	16.50%	12/02/2030				1,103	1,037	(g)(h)
									7,467		0.21%
Media and Entertainment
22 HoldCo Limited	United Kingdom	Subordinated Term Loan	12.96% (6M SONIA + 7.50%)	08/23/2033				£2,942	3,602	(g)
22 HoldCo Limited	United Kingdom	Subordinated Delay Draw Term Loan	12.96% (6M SONIA + 7.50%)	08/23/2033				£646	791	(g)(h)
									4,393		0.12%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Subordinated Term Loan	11.00%	03/17/2025				9	9	(g)
									9		—%

TOTAL SUBORDINATED LOANS (Cost $54,864)									54,886		1.55%

CORPORATE BONDS(b)(c)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Capital Goods
CP Atlas Buyer Inc			7.00%	12/01/2028			10,219	9,586	(d)
LBM Acquisition LLC			6.25%	01/15/2029			20,680	19,385	(d)
Specialty Building Products Holdings LLC / SBP Finance Corp			6.38%	09/30/2026			15,674	15,563	(d)
SRS Distribution Inc.			6.00%	12/01/2029			7,000	7,142	(d)
Tutor Perini Corporation			6.88%	05/01/2025			24,116	23,869	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		9.50%	06/01/2028			8,051	6,846	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		6.38%	02/01/2030			13,221	9,772	(d)
								92,163		2.60%
Commercial and Professional Services
NBLY 2021-1			3.58%	04/30/2051			24	22	(d)(e)
Neptune BidCo US Inc.			9.29%	04/15/2029			8,991	8,503	(d)
VRC Companies, LLC			12.00%	06/29/2028			26	25	(e)(g)
								8,550		0.24%
Consumer Discretionary Distribution and Retail
Carvana Co			12.00%	12/01/2028			118	116	(d)(g)
Carvana Co			13.00%	06/01/2030			181	177	(d)(g)
Carvana Co			14.00%	06/01/2031			214	215	(d)(g)
								508		0.01%
Consumer Services
AUTHB 2021-1			3.73%	07/30/2051			25	22	(d)(e)
Caesars Entertainment Inc			8.13%	07/01/2027			7,517	7,699	(d)
SERV 2020-1			3.34%	01/30/2051			24	20	(d)(e)
								7,741		0.22%
Consumer Staples Distribution and Retail
BUNDT 2021-1			2.99%	07/30/2051			25	23	(d)(e)
								23		—%
Energy
Ascent Resources - Utica LLC/ARU Finance Corp			9.00%	11/01/2027			500	629	(d)
Enviva Partners LP / Enviva Partners Finance Corp				01/15/2026			17,217	7,575	(d)(j)
ITT Holdings LLC			6.50%	08/01/2029			16,264	14,838	(d)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp			12.00%	10/15/2026			16,116	16,237	(d)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%	12/31/2030			200	190	(d)
Transocean Inc.	Cayman Islands		6.80%	03/15/2038			13,528	11,334
								50,803		1.43%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%	04/01/2027			11,997	10,952	(d)
Iron Mountain Inc			5.25%	07/15/2030			4,089	3,868	(d)
								14,820		0.42%
Financial Services
Antenore Bidco SpA	Italy			10/08/2030			€3,000	3,237	(e)
BCC Blueprint Investments, LLC			9.30%	09/15/2026			756	756	(d)(e)(g)
HighTower Holding, LLC			6.75%	04/15/2029			3,280	3,082	(d)
Midcap Financial Issuer Trust			6.50%	05/01/2028			19,660	18,137	(d)
Nationstar Mortgage Holdings Inc.			5.50%	08/15/2028			7,880	7,544	(d)
WAX 2022-1			5.50%	03/15/2052			18,668	17,772	(d)(e)
								50,528		1.42%
Food and Beverage
Triton Water Holdings, Inc.			6.25%	04/01/2029			100	91	(d)
								91		—%
Health Care Equipment and Services
JDC Healthcare Management, LLC				09/29/2029			35	—	(e)(g)(j)
								—		—%
Materials
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		5.25%	08/15/2027			24,222	15,260	(d)
The Chemours Company			5.75%	11/15/2028			864	797	(d)
Chemours Company, The			4.63%	11/15/2029			6,079	5,229	(d)
OI European Group BV	Netherlands		4.75%	02/15/2030			5,250	4,832	(d)
Owens-Brockway Glass Container Inc			6.63%	05/13/2027			2,250	2,251	(d)
Trident TPI Holdings, Inc.			12.75%	12/31/2028			12,102	12,911	(d)
								41,280		1.16%
Media and Entertainment
ANGI Group LLC			3.88%	08/15/2028			6,003	5,214	(d)
Aventine Holdings II LLC			10.25%	12/23/2030			13,392	11,115	(e)(g)
Eagle Football Holdings BidCo Limited	United Kingdom		13.27% (6M SOFR + 8.00%)	12/13/2028			1,398	1,356	(e)
Eagle Football Holdings BidCo Limited	United Kingdom		16.00%	12/13/2028			652	652	(e)(g)
Scripps Escrow II Inc			3.88%	01/15/2029			12,325	9,801	(d)
								28,138		0.79%
Pharmaceuticals, Biotechnology and Life Sciences
Grifols SA	Spain		4.75%	10/15/2028			1,400	1,158	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
								1,158		0.03%
Software and Services
AffiniPay Intermediate Holdings, LLC			15.31% (3M SOFR + 10.00%)	06/09/2030			5,362	5,362	(e)(g)
Cloud Software Group, Inc.			9.00%	09/30/2029			100	96	(d)
Insightful Science Intermediate I, LLC			10.50%	04/28/2032			1,645	1,530	(e)
Open Text Holdings Inc			4.13%	02/15/2030			8,500	7,614	(d)
Practicetek Midco, LLC			14.00%	08/30/2030			8,460	8,460	(e)(g)
								23,062		0.65%
Telecommunication Services
Level 3 Financing Inc.			11.00%	11/15/2029			11,150	11,596	(d)
Telesat Canada / Telesat LLC	Canada		5.63%	12/06/2026			14,223	7,147	(d)
Zayo Group Holdings, Inc.			4.00%	03/01/2027			3,000	2,469	(d)
								21,212		0.60%

TOTAL CORPORATE BONDS (Cost $346,696)								340,077		9.58%

COLLATERALIZED LOAN OBLIGATIONS - CREDIT LINKED NOTE
Financial Services
Buttercup 2023-1 LLC			12.27% (1M SOFR + 6.50%)	09/30/2030			11,300	11,300
								11,300		0.32%

TOTAL COLLATERALIZED LOAN OBLIGATIONS - CREDIT LINKED NOTE (Cost $11,300)								11,300		0.32%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
AIMCO 2021-15A E	Cayman Islands		11.53% (3M SOFR + 6.21%)	10/17/2034			750	745
AIMCO 2021-16A E	Cayman Islands		11.78% (3M SOFR + 6.46%)	01/17/2035			913	918
AMMC 2012-11A ER2	Cayman Islands		11.38% (3M SOFR + 6.06%)	04/30/2031			1,500	1,472
AMMC 2018-22A E2	Cayman Islands		11.09% (3M SOFR + 5.76%)	04/25/2031			750	700
ANCHF 2020-12A E	Cayman Islands		0.0691	10/25/2038			1,000	871
ATCLO 2016-7A FR	Cayman Islands		13.64% (3M SOFR + 8.31%)	11/27/2031			937	579
BALLY 2023-24A C	Jersey		10.36% (3M SOFR + 5.05%)	07/15/2036			2,000	2,058
BCC 2019-2A ER	Cayman Islands		11.90% (3M SOFR + 6.58%)	10/17/2032			1,250	1,190
BCC 2019-4A ER	Cayman Islands		13.31% (3M SOFR + 7.99%)	04/23/2035			6,000	5,857
BCC 2021-3A E	Cayman Islands		12.08% (3M SOFR + 6.76%)	07/24/2034			500	493

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
BCC 2022-2A E	Jersey		13.16% (3M SOFR + 7.84%)	04/22/2035			9,480	9,500
BCC 2023-3A D	Jersey		10.57% (3M SOFR + 5.25%)	07/24/2036			3,000	3,070
CANYC 2018-1A E	Cayman Islands		11.33% (3M SOFR + 6.01%)	07/15/2031			850	835
CANYC 2020-1A ER	Cayman Islands		11.93% (3M SOFR + 6.61%)	07/15/2034			1,952	1,948
CGMS 2023-2A D1	Cayman Islands		10.32% (3M SOFR + 5.00%)	07/20/2036			5,000	5,130
CIFC 2014-3A ER2	Cayman Islands		11.68% (3M SOFR + 6.36%)	10/22/2031			997	997
DEN12 2016-1A ER	Cayman Islands		11.48% (3M SOFR + 6.16%)	04/15/2031			375	364
DEN14 2016-1A ER	Cayman Islands		11.93% (3M SOFR + 6.61%)	10/23/2031			750	724
DRSLF 2018-55A E	Cayman Islands		10.98% (3M SOFR + 5.66%)	04/15/2031			375	364
DRSLF 2018-57A E	Cayman Islands		10.77% (3M SOFR + 5.46%)	05/15/2031			500	480
DRSLF 2018-58A E	Cayman Islands		10.93% (3M SOFR + 5.61%)	07/17/2031			1,000	974
DRSLF 2018-70A E	Cayman Islands		11.63% (3M SOFR + 6.31%)	01/16/2032			250	248
DRSLF 2020-78A E	Cayman Islands		12.18% (3M SOFR + 6.86%)	04/17/2033			1,000	990
DRSLF 2020-83A E	Cayman Islands		11.11% (3M SOFR + 5.81%)	01/18/2032			800	788
DRSLF 2022-106A D	Cayman Islands		11.01% (3M SOFR + 5.70%)	10/15/2035			1,000	1,009
DRSLF 2022-106A E	Cayman Islands		14.18% (3M SOFR + 8.87%)	10/15/2035			500	507
DRSLF 2022-108A D	Jersey		9.55% (3M SOFR + 4.25%)	07/18/2035			2,000	2,008
ELM16 2022-3A FR	Cayman Islands		13.32% (3M SOFR + 8.00%)	04/20/2037			658	605
ELM24 2023-3A E	Cayman Islands		12.91% (3M SOFR + 7.57%)	12/11/2033			445	449
ELMW4 2020-1A E	Cayman Islands		12.18% (3M SOFR + 6.86%)	04/15/2033			663	667
GLD10 2015-10A ER	Cayman Islands		11.23% (3M SOFR + 5.91%)	07/20/2031			750	752
INGIM 2013-3A DR	Cayman Islands		11.46% (3M SOFR + 6.16%)	10/18/2031			1,250	1,199
JNPPK 2023-1A D	Jersey		10.02% (3M SOFR + 4.70%)	07/20/2035			2,500	2,512
KKR 2022-41A E	Cayman Islands		12.02% (3M SOFR + 6.70%)	04/15/2035			1,500	1,455
KKR 34X E	Cayman Islands		12.43% (3M SOFR + 7.11%)	07/15/2034			600	602

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
KKR 44A D	Cayman Islands		10.31% (3M SOFR + 5.00%)	01/20/2036			3,800	3,857
MDPK 2014-14A FR	Cayman Islands		13.35% (3M SOFR + 8.03%)	10/22/2030			1,000	854
MDPK 2018-27A D	Cayman Islands		10.58% (3M SOFR + 5.26%)	04/20/2030			650	637
MDPK 2018-28A F	Cayman Islands		13.18% (3M SOFR + 7.86%)	07/15/2030			500	478
MDPK 2021-52A E	Cayman Islands		12.08% (3M SOFR + 6.76%)	01/22/2035			1,455	1,457
MDPK 2022-55A E	Cayman Islands		13.47% (3M SOFR + 8.17%)	07/18/2035			662	672
OAKC 2022-12A DR	Bermuda		10.32% (3M SOFR + 5.00%)	07/20/2036			5,000	5,070
OCT35 2018-1A D	Cayman Islands		10.78% (3M SOFR + 5.46%)	01/20/2031			1,500	1,398
OCT70 2023-1A E	Cayman Islands		12.03% (3M SOFR + 6.66%)	10/20/2036			1,000	971
OHALF 2015-1X ER3	Cayman Islands		12.22% (3M SOFR + 6.91%)	01/19/2037			860	863
OHALF 2016-1A ER	Cayman Islands		11.93% (3M SOFR + 6.61%)	01/20/2033			4,000	4,012
RRAM 2022-21A D	Bermuda		12.96% (3M SOFR + 7.65%)	07/15/2035			1,000	1,006
VOYA 2019-4X ER	Cayman Islands		12.29% (3M SOFR + 6.97%)	01/15/2035			500	485
WOODS 2018-12BA E	Cayman Islands		11.38% (3M SOFR + 6.05%)	06/15/2031			750	677
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $75,245)								75,497		2.13%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11A SUB	Cayman Islands		23.86%	10/17/2034			7,258	5,949
AIMCO 2021-16A SUB	Cayman Islands		16.70%	01/17/2035			4,600	3,661
AIMCO 2021-16X SUB	Cayman Islands		16.70%	01/17/2035			1,000	796
AIMCO 2023-20A SUB	Jersey			10/16/2036			1,500	1,379
AIMCO 2024-22A SUB	Jersey			04/19/2037			700	651	(l)
ANCHC 2019-13X SUB	Cayman Islands		17.81%	04/15/2034			750	440
ANCHC 2020-15A SUB	Cayman Islands		14.04%	07/20/2034			1,250	888
ANCHC 2021-20A SUB	Cayman Islands		4.07%	01/20/2035			3,500	1,915
ANCHC 2021-20X SUB	Cayman Islands		4.07%	01/20/2035			1,150	629
ANCHF 2015-1A SBR1	Cayman Islands			07/28/2037			4,860	3,319
ANCHF 2015-2A SBRA	Cayman Islands			04/25/2038			4,550	2,622
ANCHF 2016-3A SB1R	Cayman Islands			01/28/2039			2,840	1,708
ANCHF 2016-3A SUBR	Cayman Islands			01/28/2039			520	313

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	% of Net Assets
ANCHF 2016-4A SUBA	Cayman Islands			04/27/2039			4,830	2,859
ANCHF 2018-5A SUB2	Cayman Islands			04/25/2036			4,900	3,010
ANCHF 2018-6A SUB2	Cayman Islands			07/25/2036			1,800	798
ANCHF 2019-7A SUB2	Cayman Islands			04/25/2037			1,420	734
ANCHF 2019-8A SUBA	Cayman Islands			07/25/2037			404	187
ANCHF 2019-9A SUB	Cayman Islands			10/25/2037			680	430
ANCHF 2019-9A SUBA	Cayman Islands			10/25/2037			250	158
ANCHF 2020-10A SUBA	Cayman Islands			04/25/2038			1,731	864
ANCHF 2021-13A SUB	Cayman Islands			07/27/2039			640	402
ATRM 15A SUB	Cayman Islands		20.30%	01/23/2031			4,080	2,080
BARK 2021-1A SUB	Cayman Islands		22.77%	04/20/2034			250	183
BCC 2017-2A SUB	Cayman Islands		16.63%	07/25/2034			3,461	1,859
BCC 2018-1A SUB	Cayman Islands		5.57%	04/23/2031			1,420	264
BCC 2019-2A SUB	Cayman Islands		21.16%	10/17/2032			810	367
BCC 2020-1A SUB	Cayman Islands		28.60%	04/18/2033			1,250	727
BCC 2020-2A SUB	Cayman Islands		48.25%	07/19/2034			800	444
BCC 2021-2A SUB	Cayman Islands		14.72%	07/16/2034			1,000	527
BCC 2022-1A SUB	Cayman Islands		19.54%	04/18/2035			6,750	4,216
CANYC 2019-1A SUB	Cayman Islands		22.29%	04/15/2032			2,798	1,304
CEDF 2016-5A SUB	Cayman Islands		19.13%	07/17/2031			2,000	934
CGMS 2018-3A SUB	Cayman Islands			10/15/2030			750	273
CGMS 2018-4A SUB	Cayman Islands		13.70%	01/20/2031			2,310	1,033
CGMS 2019-3A SUB	Cayman Islands		14.85%	04/20/2037			4,600	3,112
CGMS 2021-2A SUB	Cayman Islands		20.61%	04/20/2034			5,460	3,660
CGMS 2021-4A SUB	Cayman Islands		21.38%	04/20/2034			750	550
CGMS 2021-5A SUB	Cayman Islands		21.80%	07/20/2034			500	323
CGMS 2021-8A SUBA	Cayman Islands		19.97%	10/15/2034			1,000	632
CGMS 2023-5A SUB	Cayman Islands			01/27/2036			3,080	2,754
CIFC 2015-4A SUB	Cayman Islands		14.84%	04/20/2034			2,252	782
CIFC 2019-1A SUB	Cayman Islands		28.82%	04/20/2032			1,500	865
CIFC 2019-FAL SUB	Cayman Islands		12.54%	01/20/2033			3,050	1,932
CIFC 2020-3A SUB	Cayman Islands		16.44%	10/20/2034			1,000	812
CIFC 2021-2A SUB	Cayman Islands		22.46%	04/15/2034			3,080	2,295
CIFC 2021-5A SUB	Cayman Islands		21.53%	07/15/2034			5,200	3,765
CIFC 2021-7A SUB	Cayman Islands		21.54%	01/23/2035			250	189

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
DAVIS 2022-1A M1	Cayman Islands			04/20/2035			7,250	104
DAVIS 2022-1A M2	Cayman Islands			04/20/2035			7,250	205
DAVIS 2022-1A SUB	Cayman Islands		18.51%	04/20/2035			7,250	5,649
DRSLF 2018-58X SUB	Cayman Islands		15.19%	07/17/2031			3,125	1,231
DRSLF 2020-78A SUB	Cayman Islands		24.43%	04/17/2033			7,225	4,138
DRSLF 2021-95A SUB	Cayman Islands		25.70%	08/20/2034			1,500	891
DRSLF 2022-108A SUB	Jersey		26.13%	07/18/2035			875	627
DRSLF 2022-98A SUB	Cayman Islands		20.64%	04/20/2035			4,000	2,768
DRSLF 2022-98X SUB	Cayman Islands		20.64%	04/20/2035			1,000	692
ELM11 2021-4A SUB	Cayman Islands		19.87%	10/20/2034			4,050	3,785
ELM15 2022-2A INC	Cayman Islands		20.29%	04/22/2035			3,050	2,672
ELM16 2022-3A SUB	Cayman Islands			04/20/2034			3,575	2,510
ELM17 2022-4A SUB	Cayman Islands		20.32%	07/17/2035			2,880	2,598
ELM24 2023-3A SUB	Cayman Islands			12/11/2033			1,555	1,393
ELM26 2024-1A SUB	Cayman Islands			04/18/2037			800	701
ELMW5 2020-2A SUB	Cayman Islands		33.05%	07/24/2031			2,500	2,503
ELMW8 2021-1A SUB	Cayman Islands			01/20/2034			2,003	1,425
ELMW8 2021-1X SUB	Cayman Islands			01/20/2034			385	274
GNRT 2022-10A SUB	Cayman Islands		23.90%	07/22/2035			6,500	5,242
GNRT 9A SUB	Cayman Islands		24.60%	10/20/2034			1,000	781
HRPK 2020-1A SUB	Cayman Islands		15.95%	04/20/2034			3,985	3,246
ICG 2021-1A SUB	Cayman Islands		12.76%	04/17/2034			1,783	699
ICG 2021-1X SUB	Cayman Islands		11.96%	04/17/2034			600	235
INVCO 2021-2A SUB	Cayman Islands		17.16%	07/15/2034			440	264
INVCO 2021-2A Y	Cayman Islands		29.00%	07/15/2034			44	15
INVCO 2021-3A SUB	Cayman Islands		16.93%	10/22/2034			2,700	1,574
INVCO 2021-3A Y	Cayman Islands		11.00%	10/22/2034			270	76
INVCO 2021-3X SUB	Cayman Islands		16.93%	10/22/2034			957	558
INVCO 2021-3X Y	Cayman Islands		71.00%	10/22/2034			96	27
KKR 2024-50A SUB	Cayman Islands			04/20/2037			1,948	1,685	(l)
MAGNE 2020-28A SUB	Cayman Islands		25.27%	01/20/2035			5,250	4,247
MAGNE 2024-38A SUB				04/15/2037			362	326
MDPK 2016-22A SUB	Cayman Islands		20.12%	01/15/2033			7,400	3,947
MDPK 2018-31A SUB	Cayman Islands		23.20%	01/23/2048			4,250	2,507
MDPK 2018-32A SUB	Cayman Islands		25.35%	01/22/2048			1,250	689

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
MDPK 2019-34A SUB	Cayman Islands		25.02%	04/25/2032			780	485
MDPK 2019-37A SUB	Cayman Islands		28.80%	07/15/2049			7,500	5,464
MDPK 2021-38A SUB	Cayman Islands		18.43%	07/17/2034			1,290	912
MDPK 2021-50A SUB	Cayman Islands		19.30%	04/19/2034			2,500	1,920
MDPK 2021-59A SUB	Cayman Islands		17.49%	01/18/2034			4,500	3,144
MDPK 2021-59X SUB	Cayman Islands		17.49%	01/18/2034			1,500	1,048
MDPK 2022-53A SUB	Cayman Islands		19.59%	04/21/2035			6,000	4,489
MDPK 2022-55A SUB	Cayman Islands		24.71%	07/18/2035			3,025	2,725
MDPK 2023-63A SUB	Cayman Islands		13.61%	04/21/2035			6,050	5,209
MDPK 2024-67A SUB	Cayman Islands			04/25/2037			265	255	(l)
OAKC 2012-7A SUB	Cayman Islands		16.73%	02/20/2034			500	273
OAKC 2014-10RA SUB	Cayman Islands		16.62%	04/20/2034			4,658	2,140
OAKC 2014-10RX SUB	Cayman Islands		21.60%	04/20/2034			1,000	459
OAKC 2017-15A SUB	Cayman Islands			01/20/2030			2,161	1,229
OAKC 2021-16A SUB	Cayman Islands		19.95%	10/18/2034			4,575	3,688
OAKCL 2019-2A SUB	Cayman Islands		16.84%	04/15/2031			3,860	1,618
OAKCL 2019-3A SUB	Cayman Islands		23.26%	10/20/2034			6,229	3,621
OCP 2023-30A SUB	Jersey			01/24/2037			3,850	2,902
OHALF 2013-1A SUB	Cayman Islands		19.55%	07/23/2031			876	325
OHALF 2016-1A SUB	Cayman Islands		18.46%	01/20/2033			8,800	5,967
RESPK 2020-1A M2	Cayman Islands			10/15/2034			2,953	101
RESPK 2020-1A SUB	Cayman Islands		23.88%	10/15/2034			2,953	1,659
ROCKP 2021-1A M1	Cayman Islands			04/20/2034			1,000	8
ROCKP 2021-1A M2	Cayman Islands			04/20/2034			1,000	17
ROCKP 2021-1A SUB	Cayman Islands		17.36%	04/20/2034			1,000	687
ROCKP 2021-1X M1	Cayman Islands			04/20/2034			1,100	9
ROCKP 2021-1X M2	Cayman Islands			04/20/2034			1,100	19
ROCKP 2021-1X SUB	Cayman Islands		17.36%	04/20/2034			1,100	755
RRAM 2017-2A SUB	Cayman Islands		11.67%	10/15/2117			500	319
RRAM 2019-6A SUB	Cayman Islands		13.07%	04/15/2036			1,000	761
RRAM 2020-8A SUB	Cayman Islands		16.84%	04/15/2120			550	340
RRAM 2021-14A SUB	Cayman Islands		14.11%	04/15/2121			750	530
RRAM 2021-17A SUB	Cayman Islands		17.20%	07/15/2034			1,000	685
RRAM 2021-19X SUB	Cayman Islands		15.93%	10/15/2035			1,166	996
RRAM 2023-25A SUB	Bermuda			10/15/2037			7,560	6,326

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
RRAM 2023-26A SUB	Cayman Islands		14.73%	04/15/2038				14,483	11,456
RRAMX 2022-7A SUB	Cayman Islands		16.48%	07/15/2122				2,175	1,540
SPEAK 2018-5A SUB	Cayman Islands			04/25/2037				2,500	715
SPEAK 2020-8A SUB	Cayman Islands		16.59%	04/20/2033				6,350	3,338
TPRK 2021-1A SUB	Cayman Islands		20.35%	04/15/2034				1,500	1,281
WELF 2020-1A SUB	Cayman Islands		21.13%	04/15/2033				5,955	$2,564
WLLMN 2021-1A M1	Cayman Islands			07/15/2034				2,550	31
WLLMN 2021-1A M2	Cayman Islands			07/15/2034				2,550	69
WLLMN 2021-1A SUB	Cayman Islands		17.17%	07/15/2034				2,550	1,822
YCLO 2019-2	Cayman Islands			04/22/2037				4,000	3,127
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $226,307)									216,906		6.11%

PRIVATE ASSET-BACKED INVESTMENTS (b)(c)(d)(e)
Automobiles and Components
HV Chimera LLC			8.33% (3M SOFR + 2.80%)	08/10/2026				4,062	4,032
									4,032		0.11%
Consumer Discretionary Distribution and Retail
Tricolor Funding SPV 3 LLC			12.94% (1M SOFR + 7.50%)	08/06/2027				1,628	1,629	(h)(n)
									1,629		0.05%
Consumer Services
CFG Investments WH Limited			11.44% (1M SOFR + 6.00%)	02/17/2025				4,674	4,674	(h)
									4,674		0.13%
Financial Services
Adonis Financial Funding, LLC				12/15/2026				456	278	(j)
ASF Copper, L.P.			9.93% (3M EURIBOR + 6.00%)	08/16/2028				€137	148
ASF Pollock, L.P.			11.35% (3M SOFR + 6.00%)	08/16/2028				272	272
ASF Pollock, L.P.			9.93% (3M EURIBOR + 6.00%)	08/16/2028				€72	78
ASF VII Wagner B L.P.	United Kingdom		11.35% (3M SOFR + 6.00%)	08/16/2028				217	217
ASF VII Wagner B L.P.	United Kingdom		9.93% (3M EURIBOR + 6.00%)	08/16/2028				€140	151
ASF VII Wagner L.P.	United Kingdom		11.35% (3M SOFR + 6.00%)	08/16/2028				462	462
ASF VII Wagner L.P.	United Kingdom		11.35% (3M EURIBOR + 6.00%)	08/16/2028				€299	323
DFC Global Facility Borrower III LLC			12.93% (1M SOFR + 7.50%)	04/14/2028			CAD	21,656	15,987	(h)(m)
Hg Saturn 2 SumoCo Limited	Guernsey		12.56% (3M SOFR + 7.25%)	01/19/2027				16,368	16,368	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		% of Net Assets
Isthmus Capital LLC			9.50% (3M LIBOR + 1.00%)	06/13/2030				4,975	4,975
Isthmus Capital LLC					06/13/2023	10			45	(d)
Sera 2021 LLC			11.06% (3M SOFR + 5.75%)	03/30/2026				732	733	(h)
Sunbit Receivables Trust IV			12.59% (3M SOFR + 7.25%)	12/22/2026				2,048	2,038	(h)
									42,075		1.19%
Media and Entertainment
Orange Barrel Media, LLC/IKE Smart City, LLC				03/04/2027				—	—	(h)
Orange Barrel Media, LLC/IKE Smart City, LLC			11.08% (1M SOFR + 5.75%)	03/04/2027				4,784	4,724
									4,724		0.0013
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg			12/31/2024			SEK	5,025	470	(e)
Illinois Investment S.a.r.l.	Luxembourg		5.17%	12/31/2026			SEK	31,362	2,858	(e)
Invesco Vaf V Investments, LLC			11.50%	07/10/2028				5,000	4,950	(g)
Pallas Funding Trust No.2	Australia		2.75%	02/07/2027			AUD	6,808	4,414	(h)
Pallas Funding Trust No.2	Australia		7.85%	02/07/2027			AUD	2,567	1,664	(h)
Pallas Funding Trust No.2	Australia		6.50%	02/07/2027			AUD	4,715	3,057	(h)
									17,413		0.49%

TOTAL PRIVATE ASSET-BACKED INVESTMENTS (Cost $74,849)									74,547		2.10%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC			9.00%		12/22/2020	37,749			20	(g)
Automotive Keys Investor, LLC			15.00%		01/01/2023	25,000			14	(g)
									34		—%
Commercial and Professional Services
KBS Topco, LLC					03/18/2024	901,730			1,718	(f)(k)
Marmic Topco, L.P.			8.00%		03/05/2021	57,624			153	(g)
Visual Edge Technology, Inc.			10.00%		07/20/2023	13			114	(g)
Visual Edge Technology, Inc.					07/20/2023	17			—	(k)
									1,985		0.06%
Consumer Discretionary Distribution and Retail
GMP Hills, LP			8.00%		11/08/2023	611,000			611	(g)
Metis Holdco, Inc.		Class A	7.00%		05/04/2021	7,959			9,739	(g)
Monolith Brands Group, Inc.		Series A			04/14/2022	192,811			1,760	(k)
									12,110		0.34%
Consumer Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		90	(g)
Family First Bidco Limited	United Kingdom		12.50%		12/01/2022	20,838		4
OMERS Mahomes Investment Holdings LLC			15.00%		07/26/2023	1		9	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	100,000		309	(g)
								412		0.01%
Financial Services
Aquarian Peninsula Holdings LLC			14.09%		12/29/2022	53,151,910		52,089	(g)
ASE Royal Aggregator, LLC		Class A			07/31/2023	1,646,000		1,773	(k)
Corient Holdings, Inc.		Series A			05/23/2023	9,627		10,922	(k)
The Ultimus Group, LLC		Class A	8.00%		02/01/2019	1		2	(g)
TVG-TMG Holdings, LLC		Series A			03/31/2022	50		22	(k)
								64,808		1.83%
Food and Beverage
City Line Investments LLC		Class A	8.00%		08/31/2023	30,038		35	(g)
Gotham Greens Holdings, PBC		Series E-1	6.00%		06/29/2022	73,501		6,307	(g)
Gotham Greens Holdings, PBC		Series E-1			08/02/2023	3,278		—	(f)(g)(k)
Watermill Express Holdings, LLC		Class A	8.00%		04/20/2021	5,000		76	(g)
								6,418		0.18%
Health Care Equipment and Services
Evolent Health, Inc.		Series A	11.45% (3M SOFR + 6.00%)		01/20/2023	64		73	(g)
Minerva Holdco, Inc.		Series A	10.75%		02/15/2022	21,262		25,650	(g)
Olympia Acquisition, Inc.					02/28/2022	472		—	(g)(k)
Olympia TopCo, L.P.					07/28/2021	2,184		—	(g)(k)
OMERS Wildcats Investment Holdings LLC		Class A	15.00%		08/02/2023	8		4	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		61	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		06/18/2021	5,980		6,907	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		879	(g)
								33,574		0.95%
Insurance
High Street HoldCo LLC		Series A-1	10.00%		01/01/2022	3,898,354		4,856	(g)
High Street HoldCo LLC		Series A-2	10.00%		01/01/2022	789,494		971	(g)
High Street HoldCo LLC		Series A-3	10.00%		01/01/2022	389,813		476	(g)
High Street HoldCo LLC		Series A-4	10.00%		01/01/2022	1,480,301		1,747	(g)
High Street HoldCo LLC		Series A-5	10.00%		01/01/2022	347,693		407	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
High Street HoldCo LLC		Series A-6	10.00%		01/01/2022	660,617		786	(g)
High Street HoldCo LLC		Series A-7	10.00%		01/01/2022	938,771		1,099	(g)
High Street HoldCo LLC		Series A-8	10.00%		11/01/2022	409,637		438	(g)
High Street HoldCo LLC		Series A-9	10.00%		11/08/2022	97,533		104	(g)
High Street HoldCo LLC		Series A-10	10.00%		12/12/2022	253,585		268	(g)
High Street HoldCo LLC		Series A-11	10.00%		12/30/2022	331,611		349	(g)
High Street HoldCo LLC		Series A-12	10.00%		02/01/2023	702,235		732	(g)
High Street HoldCo LLC		Series A-13	10.00%		04/11/2023	214,572		220	(g)
High Street HoldCo LLC		Series A-14	10.00%		07/10/2023	136,546		137	(g)
High Street HoldCo LLC		Series A-15	10.00%		07/18/2023	711,315		709	(g)
								13,299		0.37%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/01/2020	50		12	(g)
Plaskolite PPC Blocker LLC			15.00%		10/31/2023	1		—	(g)
								12		—%
Media and Entertainment
3 Step Holdings, LLC		Series D			10/02/2023	3,038		50	(k)
CFC Funding LLC			9.75%		07/21/2023	4,270		4,478	(g)
League One Volleyball, Inc.		Series B			07/27/2023	194		1	(k)
LiveBarn Inc.	Canada				08/17/2023	648,925		2,429	(k)
PFL MMA, Inc.		Series E			04/26/2022	7,823		25	(k)
PRG III, LLC		Class A	11.05%		10/06/2020	2,250		734	(g)
								7,717		0.22%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		09/15/2020	83		260	(g)
Cobalt Holdings I, LP			8.00%		10/01/2021	50		7	(g)
Cobalt Intermediate I, Inc.		Series A	15.56% (3M SOFR + 10.00%)		10/01/2021	8,582		12,006	(g)
								12,273		0.35%
Software and Services
Activate holdings (US) Corp.			8.00%		10/11/2023	50,000		64	(g)
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		05/06/2021	3,657		4,730	(g)
Banyan Software, LP					01/07/2022	16,323		1,488	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		07/02/2019	50		234	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		05/25/2021	22,284		25,891	(g)
Diligent Preferred Issuer, Inc.			10.50%		04/06/2021	1,476		1,854	(g)
EZ Elemica Holdings, Inc.					09/18/2019	50		69	(k)
GSV PracticeTek Holdings, LLC		Class A	8.00%		03/31/2021	269,272		278	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Insightful Science Holdings, LLC			14.00%		04/28/2021	62,340		2,236	(g)
Knockout Intermediate Holdings I Inc.			11.75%		06/22/2022	7,299		8,687	(g)
Magic Topco, L.P.		Class A	9.00%		09/21/2020	58		126	(g)
Packers Software Intermediate Holdings, Inc.		Series A	11.00%		11/12/2020	50		63	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00%		12/23/2020	18		22	(g)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		26	(g)
Peachtree Parent, Inc.		Series A	13.25%		03/19/2019	25		49	(g)
Picard Holdco, Inc.		Series A	17.31% (3M SOFR + 12.00%)		09/29/2022	428		463	(g)
Project Essential Super Parent, Inc.			14.96% (3M SOFR + 9.50%)		04/20/2021	2,963		3,869	(g)
Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929		17,582	(g)
Titan DI Preferred Holdings, Inc.			13.50%		02/11/2020	—		85	(g)
								67,816		1.91%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom				02/06/2024	1,371,829,990		—	(k)
								—
Transportation
Neovia Logistics Holdings Ltd.		Class B	19.43%		11/01/2022	718		935	(g)
								935		0.03%
Utilities
Ferrellgas, L.P.			8.96%		03/30/2021	8,734		8,821
								8,821		0.25%

TOTAL PREFERRED STOCK (Cost $235,537)								230,214		6.49%

COMMON STOCK
Automobiles and Components
Automotive Keys Investor, LLC		Class A			11/06/2020	62,749		—	(d)(k)
Clarience Technologies, LLC					02/12/2024	349		858	(k)
Highline PPC Blocker LLC					11/04/2020	500		64	(d)(k)
Sun TopCo, LP		Class A			09/08/2021	1,000		126	(d)(k)
Victory Topco, LP		Class A-2			11/10/2023	2,510		321	(d)(k)
								1,369		0.04%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		54	(d)(k)
Kene Holdings, L.P.		Class A			08/08/2019	50,000		99	(d)(k)
								153		—%
Commercial and Professional Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Bedrock Parent Holdings, LP		Class A			04/22/2021	644		59	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		96	(d)(e)(k)
Elliott Metron Co-Investor Aggregator L.P.					10/05/2022	1,000,000		1,250	(d)(e)(k)
IRI-NPD Co-Invest Aggregator, L.P.					08/01/2022	31		37	(d)(e)(k)
KBS Topco, LLC					03/18/2024	901,730		—	(d)(e)(k)
KKR Nest Co-Invest L.P.					09/28/2021	50,000		54	(d)(e)(k)
Laboratories Topco LLC					07/23/2021	33,333		9	(d)(e)(k)
Landscape Parallel Partners, L.P.					12/16/2021	20		73	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					05/19/2021	68,175		279	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			08/26/2021	50,000		52	(d)(e)(k)
RC V Tecmo Investor LLC					08/14/2020	50,000		83	(d)(e)(k)
SSE Parent, LP					06/30/2020	25		—	(d)(e)(k)
SSE Parent, LP					06/30/2020	25		—	(d)(e)(k)
UPBW Blocker, LLC					03/13/2024	4,700		470	(d)(e)(k)
								2,462		0.07%
Consumer Discretionary Distribution and Retail
Arko Corp					12/22/2020	106		—	(k)
Emerald Lake Pearl Acquisition-A, L.P.					07/19/2021	43,500		53	(d)(e)(k)
Fastsigns Holdings Inc.					03/13/2019	50		152	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			06/23/2021	96		107	(d)(e)(k)
Metis Topco, LP					05/04/2021	50		70	(d)(e)(k)
Stonecourt IV Partners LP					10/08/2021	2,423,676		3,225	(d)(e)(k)
								3,607		0.10%
Consumer Durables and Apparel
Centric Brands L.P.					10/09/2020	21,364		279	(d)(e)(k)
DRS Holdings I, Inc.					11/01/2019	50		38	(d)(e)(k)
								317		0.01%
Consumer Services
Apex Service Partners Holdings, LLC		Series B			10/24/2023	44,263		1,414	(d)(e)(k)
CMG Buyer Holdings, Inc.					05/19/2022	5		150	(d)(e)(k)
Family First Bidco Limited	United Kingdom				12/01/2022	176		—	(d)(e)(k)
GS SEER Group Holdings LLC		Class A			04/28/2023	25		22	(d)(e)(k)
IHS Parent Holdings, L.P.		Class A			12/28/2022	25,000		33	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/06/2021	50		21	(d)(e)(k)
Leviathan Holdings, L.P.					12/27/2022	38,000		50	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Northwinds Services Group LLC					05/01/2023	60,684		87	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		110	(d)(e)(k)
PestCo Holdings, LLC		Class A			01/26/2023	2		35	(d)(e)(k)
Vertex Service Partners Holdings, LLC		Class B			11/08/2023	33		58	(d)(e)(k)
ZBS Mechanical Group Co-Invest Fund 2, LLC					10/07/2021	50,000		208	(d)(e)(k)
								2,188		0.06%
Consumer Staples Distribution and Retail
KCAKE Holdings Inc.					05/14/2021	50		53	(d)(e)(k)
LJ Perimeter Co-Invest, L.P.		Class A			10/26/2022	50,052		39	(d)(e)(k)
REP WWP Coinvest IV, L.P.					01/17/2023	25,000		22	(d)(e)(k)
Restaurant Produce and Services Blocker, LLC		Tranche B			05/01/2023	50,000		48	(d)(e)(k)
ZB TopCo LLC					02/09/2022	50		69	(e)(k)
								231		0.01%
Energy
Galileo Co-Investment Trust I	New Zealand				07/07/2022	50,000		37	(d)(e)(k)
SilverBow Resources, Inc.					06/30/2022	5,936		203	(d)(k)
Summit Midstream Partners LP					02/25/2022	27,500		772	(k)
								1,012		0.03%
Financial Services
BCC Blueprint Investments, LLC					09/15/2021	776,277		636	(d)(e)(k)
Constellation Wealth Capital Fund, L.P.			8.00%		01/19/2024	270,155		270	(d)(e)(g)
CWC Fund I Co-Invest (AlTi) LP					03/26/2024	3,276,000		3,276	(d)(e)(k)
CWC Fund I Co-Invest (Prism) LP					03/27/2024	2,374,000		2,374	(d)(e)(k)
GTCR (D) Investors LP					09/19/2023	37,037		39	(d)(e)(k)
Kelso XI Tailwind Co-Investment, L.P.					09/11/2023	43,595		40	(d)(e)(k)
Mars Downstop Loan Purchaser Trust					02/09/2024	9,696,876		9,697	(e)(k)
PCS Parent, L.P.					03/01/2024	80,000		80	(d)(e)(k)
Sera 2021 LLC		Class A			03/30/2021	4		166	(d)(e)(k)
The Ultimus Group Aggregator, LP					02/01/2019	—		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			02/01/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			02/01/2019	1,609		1	(d)(e)(k)
TVG-TMG Holdings, LLC					03/31/2022	50		—	(d)(e)(k)
WAAM Topco, LLC		Class A			06/22/2023	41,556		60	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
								16,639		0.47%
Food and Beverage
PPC CHG Blocker LLC					12/10/2021	1		65	(d)(e)(k)
								65		—%
Health Care Equipment and Services
Air Methods Corporation					12/28/2023	4,700		273	(e)(k)
Asclepius Holdings LLC					02/28/2022	448		—	(d)(e)(k)
AVE Holdings LP		Class C			11/30/2023	983		424	(d)(e)(k)
AVE Holdings LP					03/01/2024	402		174	(d)(e)(k)
BCPE Co-Invest (A), LP		Class A			02/15/2022	45,000		53	(d)(e)(k)
Crown CT HoldCo Inc.		Class A			03/08/2022	5		31	(d)(e)(k)
Crown CT Management LLC					03/08/2022	1		5	(d)(e)(k)
KOLN Co-Invest Unblocked, LP		Class A			03/29/2023	50		50	(d)(e)(k)
Network Investco BV	Netherlands				07/08/2022	1,073,830		1,854	(d)(e)(k)
NSPC Holdings, LLC					02/13/2023	5,360		—	(d)(e)(k)
Olympia TopCo, L.P.		Class A			09/24/2019	50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			07/10/2018	25		37	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	216		115	(d)(e)(k)
SiroMed Equity Holdings, LLC					03/26/2018	3,703		9	(d)(e)(k)
VPP Group Holdings, L.P.					12/01/2021	50		74	(d)(e)(k)
VPP Group Holdings, L.P.		Class A2			03/22/2023	—		—	(d)(e)(k)
WSHP FC Holdings LLC					07/01/2022	368		37	(d)(e)(k)
								3,136		0.09%
Household and Personal Products
CDI Holdings I Corp.					12/22/2021	50		35	(d)(e)(k)
RMCF V CIV XLIV, L.P.					08/20/2021	50,004		14	(d)(e)(k)
Silk Holdings I Corp.					05/01/2023	50		123	(d)(e)(k)
								172		—%
Insurance
CFCo, LLC		Class B			09/11/2023	5,035,395		—	(d)(e)(k)
High Street HoldCo LLC		Class A	10.00%		04/16/2021	50,000		130	(d)(e)
High Street HoldCo LLC		Class C	10.00%		04/16/2021	563,740		1,463	(d)(e)
INSZ Holdings, LLC					11/08/2022	31,139		31	(d)(e)(k)
INSZ Holdings, LLC					11/30/2023	1,073,000		1,059	(d)(e)(k)
Maple Acquisition Holdings, LP		Class A-2			11/01/2023	13,871		277	(d)(e)(k)
Rocket Co-Invest, SLP	Luxembourg				03/20/2024	188,027		188	(d)(e)(k)
SageSure LLC		Series A			02/18/2022	3		140	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
								3,288		0.09%
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		27	(d)(e)(k)
KNPAK Holdings, LP		Class A			07/02/2019	100,000		138	(d)(e)(k)
Meyer Parent, LLC					02/29/2024	12,000		12	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/01/2020	50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		—	(d)(e)(k)
								177		—%
Media and Entertainment
Eagle Football Holdings Limited	United Kingdom				09/14/2023	14		91	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				06/24/2021	590		27	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class A			06/24/2021	491,621		820	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			06/24/2021	491,621		821	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				04/01/2022	25,565		—	(d)(e)(k)
								7,506		0.21%
Pharmaceuticals, Biotechnology and Life Sciences
Athyrium Buffalo LP/Partnership Interests					06/17/2022	2,097,909		2,035	(d)(e)(k)
Athyrium Buffalo LP/Partnership Interests		Class B			08/25/2023	1,032,980		1,002	(d)(e)(k)
Cobalt Holdings I, LP		Class A			10/01/2021	500		73	(d)(e)(k)
WCI-BXC Investment Holdings, L.P.					11/03/2023	126,000		126	(d)(e)(k)
								3,236		0.09%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg				09/15/2021	4,081		25	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class A			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			09/15/2021	3,400,700		—	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
Illinois Investment S.a.r.l.	Luxembourg	Class E			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			09/15/2021	3,400,700		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				05/26/2022	106,292		—	(d)(e)(k)
								25		—%
Software and Services
APG Holdings, LLC		Class A			01/03/2020	50,000		45	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				01/31/2020	1,208,500		1,929	(d)(e)(k)
Avaya Holdings Corp.					11/15/2023	2,607		16	(k)
Avaya Holdings Corp.					10/26/2023	57,134		347	(k)
Bobcat Topco, L.P.					06/16/2023	56,770		57	(e)(k)
Consilio Investment Holdings, L.P.					05/28/2021	5,038		92	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A			09/15/2022	243		4	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1			07/02/2019	47,536		2	(d)(e)(k)
Denali Apexco LP		Class A			09/15/2021	50,000		63	(d)(e)(k)
Destiny Digital Holdings, L.P.					05/27/2021	3,076		38	(d)(e)(k)
Elliott Alto Co-Investor Aggregator L.P.					09/28/2022	500,000		887	(d)(e)(k)
EQT IX Co-Investment (E) SCSP					04/16/2021	5,000		73	(d)(e)(k)
H&F Unite Partners, L.P.					05/01/2019	50,032		85	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			03/19/2019	26,548		58	(d)(e)(k)
Magic Topco, L.P.		Class B			09/21/2020	12,975		—	(d)(e)(k)
Magnesium Co- Invest SCSp	Luxembourg				05/06/2022	5		57	(d)(e)(k)
PS Co-Invest, L.P.					03/05/2021	50,000		78	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.					06/08/2022	64,827		70	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		47	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	74,502		205	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		158	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		62	(d)(e)(k)
								4,373		0.12%
Technology Hardware and Equipment

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PerkinElmer Topco GP, L.L.C.					01/21/2022	365		50	(e)(k)
Repairify Holdings, LLC		Class A			06/14/2021	1,655		39	(d)(e)(k)
Wildcat Parent, LP					02/27/2020	535		186	(d)(e)(k)
								275		0.01%
Transportation
Neovia Acquisition, LLC					11/01/2022	6		81	(e)(k)
Shur-Co HoldCo, Inc.					06/30/2021	500		115	(d)(e)(k)
								196		0.01%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		21,592	(d)(e)(k)
								21,592		0.61%

TOTAL COMMON STOCK (Cost $55,092)								72,019		2.03%

WARRANTS(d)(k)
Commercial and Professional Services
Priority Waste Super Holdings, LLC					08/18/2023	4,230		201	(e)
Visual Edge Technology, Inc.					03/22/2018	27,334		—	(e)
								201		0.01%
Consumer Discretionary Distribution and Retail
Arko Corp					12/22/2020	55		—
								—		—%
Food and Beverage
Gotham Greens Holdings, PBC					06/29/2022	31,842		—	(e)(f)
								—		—%
Health Care Equipment and Services
Air Medical Buyer Corp					03/14/2018	122		2	(e)
Air Methods Corporation					12/28/2023	13,942		145	(e)
Air Methods Corporation					12/28/2023	6,604		43	(e)
CHPPR Holdings Inc.					12/28/2023	7,625		443	(e)
CHPPR Holdings Inc.					12/28/2023	3,054		178	(e)
GMR Buyer Corp.					12/17/2021	1,927		29	(e)
Nomi Health, Inc.					07/21/2023	2,174		14	(e)
								854		0.02%
Materials
Vobev Holdings, LLC					04/20/2023	1,079		—	(e)
Vobev Holdings, LLC					11/06/2023	14,652		—	(e)
								—		—%
Media and Entertainment
Eagle Football Holdings Limited					12/09/2022	5		113	(e)
Eagle Football Holdings Limited					12/09/2022	5		37	(e)
PFL MMA, Inc.					01/19/2021	115,111		41	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		% of Net Assets
PFL MMA, Inc.					11/23/2022	2,457		7	(e)
								198		0.01%

TOTAL WARRANTS(Cost $707)								1,253		0.04%

TOTAL INVESTMENTS (Cost $4,925,093)								4,887,052		137.70%

LIABILITIES IN EXCESS OF OTHER ASSETS								(1,337,953)		(37.70)%

NET ASSETS								$3,549,097		100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate (“SOFR”), London Interbank Offered Rate (“LIBOR”), or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2024.

(c)Variable rate coupon rate shown as of March 31, 2024.

(d)These investments, which as of March 31, 2024 represented 135.82% of the Fund's net assets or 98.64% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 to the consolidated financial statements).

(f)These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility.

(g)Includes a payment-in-kind provision.

(h)As of March 31, 2024, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
22 HoldCo Limited	Subordinated Delay Draw Term Loan	$1,545	$—	$1,545
3 Step Sports LLC	1st Lien Revolving Loan	124	(31)	93
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,498	—	1,498
Accession Risk Management Group, Inc.	1st Lien Revolving Loan	77	—	77
Accession Risk Management Group, Inc.	1st Lien Delay Draw Term Loan	553	—	553
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
AffiniPay Midco, LLC	1st Lien Revolving Loan	1,517	—	1,517
AIM Acquisition, LLC	1st Lien Revolving Loan	457	(46)	411
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	148	(26)	122
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	534	—	534
Alcami Corporation	1st Lien Revolving Loan	27	—	27
American Residential Services L.L.C.	1st Lien Revolving Loan	1	(1)	—
AmeriVet Partners Management, Inc.	Subordinated Delay Draw Term Loan	867	—	867
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolving Loan	231	—	231
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,079	—	1,079
Apex Service Partners, LLC	1st Lien Revolving Loan	2,131	(810)	1,321
Apex Service Partners, LLC	1st Lien Delay Draw Term Loan	2,579	—	2,579
APG Intermediate Holdings Corporation	1st Lien Revolving Loan	1	—	1
Applied Technical Services, LLC	1st Lien Revolving Loan	910	(130)	780

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Applied Technical Services, LLC	1st Lien Delay Draw Term Loan	417	—	417
Aptean, Inc.	1st Lien Revolving Loan	280	—	280
Aptean, Inc.	1st Lien Delay Draw Term Loan	391	—	391
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	—	50
AQ Sage Buyer, LLC	1st Lien Delay Draw Term Loan	278	—	278
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,163	—	1,163
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	529	—	529
Ardonagh Finco B.V. and Ardonagh Finco LLC	1st Lien Delay Draw Term Loan	5,393	—	5,393
Ardonagh Finco Pty Limited	1st Lien Delay Draw Term Loan	996	—	996
Argenbright Holdings V, LLC	1st Lien Delay Draw Term Loan	178	—	178
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
Artivion, Inc.	1st Lien Delay Draw Term Loan	1,199	—	1,199
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	1,633	—	1,633
Aspris Bidco Limited	1st Lien Delay Draw Term Loan	399	—	399
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	840	(143)	697
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
Avalign Technologies, Inc.	1st Lien Revolving Loan	249	—	249
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	(21)	191
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Bamboo US BidCo LLC	1st Lien Delay Draw Term Loan	363	—	363
Banyan Software Holdings, LLC	1st Lien Revolving Loan	2	(1)	1
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	2,189	—	2,189
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	987	—	987
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	410	—	410
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(183)	79
BlueHalo Global Holdings, LLC (f/k/a Aegis Global Holdings, LLC)	1st Lien Revolving Loan	759	—	759
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,811	—	1,811
BR PJK Produce, LLC	1st Lien Delay Draw Term Loan	371	—	371
BradyIFS Holdings, LLC	1st Lien Revolving Loan	1,783	—	1,783
BradyIFS Holdings, LLC	1st Lien Delay Draw Term Loan	1,517	—	1,517
Broadcast Music, Inc.	1st Lien Revolving Loan	500	—	500
Brokers Alliance S.L.	1st Lien Delay Draw Term Loan	3,213	—	3,213
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	470	—	470
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	1,150	—	1,150
Captive Resources Midco, LLC	1st Lien Revolving Loan	102	—	102
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
CC Globe Holding II A/S	1st Lien Delay Draw Term Loan	548	—	548
CFG Investments WH Limited	1st Lien Revolving Loan	5,000	(4,674)	326
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC	1st Lien Delay Draw Term Loan	1,168	—	1,168
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(62)	354
Clarion Home Services Group, LLC	1st Lien Delay Draw Term Loan	261	—	261
Cliffwater LLC	1st Lien Revolving Loan	58	—	58
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
CMG HoldCo, LLC	1st Lien Revolving Loan	318	—	318
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	2,603	—	2,603
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	894	(456)	438
Collision SP Subco, LLC	1st Lien Revolving Loan	74	(11)	63
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	412	—	412
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(180)	720
Confirmasoft AB	1st Lien Delay Draw Term Loan	559	—	559
Conscia Nederland B.V.	1st Lien Delay Draw Term Loan	4,865	—	4,865
Consilio Midco Limited	1st Lien Revolving Loan	123	(89)	34
Consilio Midco Limited	1st Lien Delay Draw Term Loan	77	—	77
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Continental Cafe, LLC	1st Lien Revolving Loan	786	(393)	393
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(3)	97
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1
Crown CT Parent Inc.	1st Lien Revolving Loan	904	(181)	723
CST Holding Company	1st Lien Revolving Loan	79	(8)	71
Cube Industrials Buyer, Inc. & Cube A&D Buyer Inc.	1st Lien Revolving Loan	339	—	339
CVP Holdco, Inc.	1st Lien Revolving Loan	3,005	—	3,005
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	931	—	931
DecoPac, Inc.	1st Lien Revolving Loan	2,383	(715)	1,668
Demakes Borrower, LLC	1st Lien Delay Draw Term Loan	270	—	270
Denali Holdco LLC	1st Lien Revolving Loan	592	—	592
Denali Holdco LLC	1st Lien Delay Draw Term Loan	456	—	456
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	18,874	(15,994)	2,880
Diligent Corporation	1st Lien Revolving Loan	513	(226)	287
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	200	—	200
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	701	—	701
Draken Bidco Limited	1st Lien Delay Draw Term Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolving Loan	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolving Loan	358	—	358
Dye & Durham Corporation	1st Lien Revolving Loan	1,226	—	1,226
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,296	(691)	605
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	5,767	—	5,767
Echo Purchaser, Inc.	1st Lien Revolving Loan	213	—	213
Echo Purchaser, Inc.	1st Lien Delay Draw Term Loan	335	—	335
Edmunds GovTech, Inc.	1st Lien Revolving Loan	64	(32)	32
Edmunds GovTech, Inc.	1st Lien Delay Draw Term Loan	386	—	386
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(101)	530
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	68	—	68
Enverus Holdings, Inc.	1st Lien Revolving Loan	744	—	744
Enverus Holdings, Inc.	1st Lien Delay Draw Term Loan	438	—	438
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	5,426	—	5,426
Enviva Inc.	1st Lien Delay Draw Term Loan	5,460	—	5,460
Enviva Inc.	1st Lien Revolving Loan	5,087	(5,074)	13
EPS NASS Parent, Inc.	1st Lien Revolving Loan	158	(135)	23
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	1,041	—	1,041

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ESHA Research, LLC	1st Lien Revolving Loan	76	(65)	11
Essential Services Holding Corporation	1st Lien Revolving Loan	1,560	(624)	936
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	230	—	230
Evolent Health LLC	1st Lien Revolving Loan	2	(1)	1
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Term Loan	380	—	380
ExtraHop Networks, Inc.	1st Lien Revolving Loan	252	—	252
ExtraHop Networks, Inc.	1st Lien Delay Draw Term Loan	1,002	—	1,002
Finastra USA, Inc.	1st Lien Revolving Loan	2,178	—	2,178
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,312	—	1,312
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flint Opco, LLC	1st Lien Delay Draw Term Loan	103	—	103
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,665	(1,110)	555
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	2,627	—	2,627
Foundation Risk Partners, Corp.	1st Lien Delay Draw Term Loan	1,709	—	1,709
Galway Borrower LLC	1st Lien Revolving Loan	1,143	(185)	958
Galway Borrower LLC	1st Lien Delay Draw Term Loan	1,346	—	1,346
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	2,329	—	2,329
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	73	—	73
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	238	—	238
Gilfoyle Bidco AB	1st Lien Delay Draw Term Loan	849	—	849
Global Music Rights, LLC	1st Lien Revolving Loan	473	—	473
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,172	—	1,172
Gotham Greens Holdings, PBC	1st Lien Delay Draw Term Loan	5,245	—	5,245
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	78	—	78
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	—	45
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	145	—	145
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	200	—	200
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	295	—	295
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	934	—	934
Hamsard 3713 Limited	1st Lien Delay Draw Term Loan	4,281	—	4,281
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Revolving Loan	1	(1)	—
Helios Service Partners, LLC & Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	726	—	726
HH-Stella, Inc.	1st Lien Revolving Loan	444	—	444
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	464	—	464
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Term Loan	630	—	630
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	6,974	—	6,974
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	1	—	1
Hills Distribution, Inc.	1st Lien Revolving Loan	1	(1)	—
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	314	—	314
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	1,262	—	1,262
Hyland Software, Inc.	1st Lien Revolving Loan	594	—	594
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	456	(80)	376

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	1,009	—	1,009
Inszone Mid, LLC	1st Lien Revolving Loan	122	—	122
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	1,711	—	1,711
IQN Holding Corp.	1st Lien Revolving Loan	628	—	628
IQN Holding Corp.	1st Lien Delay Draw Term Loan	704	—	704
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,305	(731)	574
Ivanti Software, Inc.	1st Lien Revolving Loan	460	(37)	423
Jewel Bidco Limited	1st Lien Delay Draw Term Loan	443	—	443
JMG Group Investments Limited	1st Lien Delay Draw Term Loan	6,789	—	6,789
Kaseya Inc.	1st Lien Revolving Loan	2,372	(598)	1,774
Kaseya Inc.	1st Lien Delay Draw Term Loan	2,221	—	2,221
Kellermeyer Bergensons Services, LLC	1st Lien Delay Draw Term Loan	190	—	190
Kene Acquisition, Inc.	1st Lien Revolving Loan	265	—	265
Kene Acquisition, Inc.	1st Lien Delay Draw Term Loan	796	—	796
Keystone Agency Partners LLC	1st Lien Revolving Loan	20	—	20
Keystone Agency Partners LLC	1st Lien Delay Draw Term Loan	1,429	—	1,429
Kings Buyer, LLC	1st Lien Revolving Loan	117	(12)	105
Laboratories Bidco LLC	1st Lien Revolving Loan	1,574	(1,155)	419
Lavatio Midco Sarl	1st Lien Delay Draw Term Loan	398	—	398
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	3,625	—	3,625
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	—	13
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	272	—	272
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
Lightbeam Bidco, Inc.	1st Lien Delay Draw Term Loan	365	—	365
LJ Perimeter Buyer, Inc.	1st Lien Delay Draw Term Loan	512	—	512
LJo Finco AB	1st Lien Revolving Loan	2,196	—	2,196
LJo Finco AB	1st Lien Delay Draw Term Loan	4,813	—	4,813
Lowe P27 Bidco Limited	1st Lien Delay Draw Term Loan	512	—	512
Majesco	1st Lien Revolving Loan	624	—	624
Marmic Purchaser, LLC	1st Lien Revolving Loan	287	(29)	258
Marmic Purchaser, LLC	1st Lien Delay Draw Term Loan	956	—	956
Mavis Tire Express Services Topco, Corp.	1st Lien Revolving Loan	1	(1)	—
Mercury Borrower, Inc.	1st Lien Revolving Loan	470	—	470
Meyer Laboratory, LLC	1st Lien Revolving Loan	190	—	190
Meyer Laboratory, LLC	1st Lien Delay Draw Term Loan	224	—	224
Micromeritics Instrument Corp.	1st Lien Revolving Loan	331	—	331
Mimecast Borrowerco, Inc.	1st Lien Delay Draw Term Loan	3,105	—	3,105
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	(1,002)	7
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	114	—	114
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	967	—	967
MRI Software LLC	1st Lien Revolving Loan	541	—	541
MRI Software LLC	1st Lien Delay Draw Term Loan	325	—	325
MWG BidCo ApS	1st Lien Delay Draw Term Loan	288	—	288
Nelipak Holding Company	1st Lien Revolving Loan	535	(97)	438
Nelipak Holding Company	1st Lien Delay Draw Term Loan	1,170	—	1,170
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Network Bidco B.V.	1st Lien Delay Draw Term Loan	1,459	—	1,459
New Churchill Holdco LLC	1st Lien Revolving Loan	151	—	151
New Churchill Holdco LLC	1st Lien Delay Draw Term Loan	1,781	—	1,781
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
Next Holdco, LLC	1st Lien Delay Draw Term Loan	255	—	255

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	465	(112)	353
North American Fire Holdings, LLC	1st Lien Revolving Loan	411	(257)	154
North American Science Associates, LLC	1st Lien Revolving Loan	2,500	(2,083)	417
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	(3)	10
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	23	—	23
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	260	(52)	208
North Haven Stack Buyer, LLC	1st Lien Delay Draw Term Loan	278	—	278
Northwinds Holding, Inc.	1st Lien Revolving Loan	885	(221)	664
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	1,021	—	1,021
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	113	—	113
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	626	—	626
Odevo AB	1st Lien Delay Draw Term Loan	1,020	—	1,020
Olympia Acquisition, Inc.	1st Lien Delay Draw Term Loan	54	—	54
OMH-HealthEdge Holdings, LLC	1st Lien Revolving Loan	878	—	878
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Revolving Loan	2,080	—	2,080
Orange Barrel Media, LLC/IKE Smart City, LLC	1st Lien Delay Draw Term Loan	3,536	—	3,536
Osmosis Buyer Limited	1st Lien Delay Draw Term Loan	259	—	259
Pallas Funding Trust No.2	1st Lien Delay Draw Term Loan	1,637	—	1,637
Panther NewCo	1st Lien Delay Draw Term Loan	1,283	—	1,283
Paragon 28, Inc.	1st Lien Revolving Loan	2	(1)	1
Paragon 28, Inc.	1st Lien Delay Draw Term Loan	1,217	—	1,217
Pathstone Family Office LLC	1st Lien Revolving Loan	190	(66)	124
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	258	—	258
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
PCIA SPV-3, LLC	1st Lien Revolving Loan	321	—	321
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	682	—	682
PCS Midco, Inc.	1st Lien Revolving Loan	75	(4)	71
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	306	—	306
PDDS Holdco, Inc.	1st Lien Revolving Loan	58	(17)	41
PDDS Holdco, Inc.	1st Lien Delay Draw Term Loan	48	—	48
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	—	185
PDI TA Holdings, Inc.	1st Lien Delay Draw Term Loan	696	—	696
People Corporation	1st Lien Revolving Loan	663	—	663
People Corporation	1st Lien Delay Draw Term Loan	934	—	934
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	1,750	—	1,750
PestCo, LLC	1st Lien Revolving Loan	1	—	1
PestCo, LLC	1st Lien Delay Draw Term Loan	74	—	74
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
PracticeTek Purchaser, LLC	1st Lien Delay Draw Term Loan	2,363	—	2,363
Precision Concepts International LLC	1st Lien Revolving Loan	312	—	312
Premier Specialties, Inc.	1st Lien Revolving Loan	386	(58)	328
Premise Health Holding Corp.	1st Lien Revolving Loan	387	—	387
Prime Buyer, L.L.C.	1st Lien Revolving Loan	3,985	—	3,985
Prime Dental Alliance B.V.	1st Lien Delay Draw Term Loan	1,129	—	1,129
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(1)	1
Priority Waste Holdings LLC	1st Lien Delay Draw Term Loan	45	—	45
ProfitSolv Purchaser, Inc.	1st Lien Revolving Loan	608	—	608
ProFund S.a r.l.	1st Lien Delay Draw Term Loan	389	—	389
Project Essential Bidco, Inc.	1st Lien Revolving Loan	121	—	121

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Project Hammond Bidco Limited	1st Lien Delay Draw Term Loan	6,498	—	6,498
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PSC Group LLC	1st Lien Revolving Loan	2,106	(253)	1,853
Pushpay USA Inc.	1st Lien Revolving Loan	18	—	18
PX HoldCo3 Limited	1st Lien Delay Draw Term Loan	418	—	418
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	2,576	—	2,576
QF Holdings, Inc.	1st Lien Revolving Loan	318	(159)	159
Radius Aerospace, Inc.	1st Lien Revolving Loan	428	(71)	357
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	2	(2)	—
RB Holdings Interco, LLC	1st Lien Revolving Loan	698	(535)	163
Reddy Ice LLC	1st Lien Revolving Loan	955	(67)	888
Reddy Ice LLC	1st Lien Delay Draw Term Loan	151	—	151
Redwood Services, LLC	1st Lien Revolving Loan	194	—	194
Redwood Services, LLC	1st Lien Delay Draw Term Loan	381	—	381
Registrar Intermediate, LLC	1st Lien Revolving Loan	764	(89)	675
Relativity ODA LLC	1st Lien Revolving Loan	1	—	1
Repairify, Inc.	1st Lien Revolving Loan	766	(689)	77
Revalize, Inc.	1st Lien Revolving Loan	227	(57)	170
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	311	(225)	86
RSK Group Limited	1st Lien Delay Draw Term Loan	655	—	655
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	701	—	701
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	2,596	—	2,596
Saldon Holdings, Inc.	1st Lien Revolving Loan	470	—	470
Saldon Holdings, Inc.	1st Lien Delay Draw Term Loan	235	—	235
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	—	720
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Term Loan	742	—	742
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Sera 2021 LLC	1st Lien Delay Draw Term Loan	390	—	390
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delay Draw Term Loan	505	—	505
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,000	(550)	450
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Term Loan	245	—	245
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	1	—	1
Smarsh Inc.	1st Lien Revolving Loan	227	(91)	136
Smarsh Inc.	1st Lien Delay Draw Term Loan	445	—	445
Solar Bidco Limited	1st Lien Delay Draw Term Loan	3,102	—	3,102
Spitfire Bidco Limited	1st Lien Delay Draw Term Loan	3,124	—	3,124
SSE Buyer, Inc.	1st Lien Revolving Loan	1	(1)	—
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	559	—	559
Sun Acquirer Corp.	1st Lien Revolving Loan	1,059	—	1,059
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	1,237	—	1,237
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,000	(2,048)	2,952
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	2	(1)	1
Symbol Bidco I Limited	1st Lien Delay Draw Term Loan	690	—	690
Symplr Software Inc.	1st Lien Revolving Loan	1	(1)	—
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	—	1,004
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	2,385	—	2,385

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	595	—	595
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	836	—	836
The Mather Group, LLC	1st Lien Revolving Loan	750	(300)	450
The Mather Group, LLC	1st Lien Delay Draw Term Loan	571	—	571
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	537	—	537
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	448	—	448
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	—	100
Trader Corporation	1st Lien Revolving Loan	13	—	13
Tricolor Funding SPV 3 LLC	1st Lien Revolving Loan	796	(733)	63
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,332	(44)	1,288
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	1,229	—	1,229
TSS Buyer, LLC	1st Lien Delay Draw Term Loan	155	—	155
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	—	2,561
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	130	(36)	94
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	834	—	834
UP Intermediate II LLC	1st Lien Revolving Loan	326	—	326
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Verista, Inc.	1st Lien Revolving Loan	2,000	(167)	1,833
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	—	210
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	1,087	—	1,087
Visual Edge Technology, Inc.	1st Lien Delay Draw Term Loan	50	—	50
Vobev, LLC	1st Lien Revolving Loan	1	(1)	—
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	2,020	—	2,020
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
Waste Services Finco Pty Ltd	1st Lien Delay Draw Term Loan	349	—	349
Watermill Express, LLC	1st Lien Revolving Loan	379	(91)	288
Watermill Express, LLC	1st Lien Delay Draw Term Loan	181	—	181
Waverly Advisors, LLC	1st Lien Revolving Loan	375	—	375
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	3,213	—	3,213
WCI-BXC Purchaser, LLC	1st Lien Revolving Loan	34	—	34
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	972	—	972
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	689	—	689
WebPT, Inc.	1st Lien Revolving Loan	216	(113)	103
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delay Draw Term Loan	517	—	517
Wildcat BuyerCo, Inc.	1st Lien Revolving Loan	255	—	255
Wildcat BuyerCo, Inc.	1st Lien Delay Draw Term Loan	330	—	330
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	520	—	520
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	460	—	460
WorkWave Intermediate II, LLC	1st Lien Delay Draw Term Loan	461	—	461
World Insurance Associates, LLC	1st Lien Revolving Loan	60	—	60
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	2,572	—	2,572
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	—	21
Worldwide Produce Acquisition, LLC	1st Lien Delay Draw Term Loan	33	—	33
WSBidCo Limited	1st Lien Delay Draw Term Loan	364	—	364
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	(2,757)	188
YE Brands Holdings, LLC	1st Lien Revolving Loan	297	(172)	125
YE Brands Holdings, LLC	1st Lien Delay Draw Term Loan	354	—	354
ZB Holdco LLC	1st Lien Revolving Loan	637	(229)	408

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ZB Holdco LLC	1st Lien Delay Draw Term Loan	490	—	490
		$349,932	$(48,675)	$301,258
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of March 31, 2024.

(k)Non-income producing security as of March 31, 2024.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)The Fund sold a participating interest of CAD $7,579 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $5,598 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of March 31, 2024, the interest rate in effect for the secured borrowing was 12.93%.

(n)The Fund sold a participating interest of $795 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $795 at fair value, included in “accrued expenses and other payables” in the consolidated statement of assets and liabilities. As of March 31, 2024, the interest rate in effect for the secured borrowing was 12.94%.

    As of March 31, 2024, the aggregate cost of securities for federal income tax purposes was $4,928,243. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$87,774
Gross unrealized depreciation	(128,965)
Net unrealized depreciation	$(41,191)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Forward currency contracts as of March 31, 2024 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract	$164,859		£152,664	Goldman Sachs	April 26, 2024	$1,772	$—
Foreign currency forward contract	$130,029	SEK	103,008	Goldman Sachs	April 26, 2024	1,188	—
Foreign currency forward contract	$31,227	CAD	333,933	Goldman Sachs	April 18, 2024	917	—
Foreign currency forward contract	$18,634		€25,235	Goldman Sachs	April 26, 2024	—	(1)
Foreign currency forward contract	$11,543	NZD	19,321	Goldman Sachs	April 26, 2024	285	—
Foreign currency forward contract	$10,975	AUD	16,831	Goldman Sachs	April 26, 2024	145	—
Foreign currency forward contract	$10,372	CAD	14,045	Goldman Sachs	April 26, 2024	46	—
Foreign currency forward contract	$10,052	PLN	15,405	Goldman Sachs	April 26, 2024	82	—
Foreign currency forward contract	$8,396		£57,973	Goldman Sachs	August 21, 2026	113	—
Foreign currency forward contract	$4,266	NOK	3,371	Goldman Sachs	April 26, 2024	—	(95)
Foreign currency forward contract	$3,760	AUD	15,023	Goldman Sachs	May 17, 2024	—	(32)
Foreign currency forward contract	$728	DKK	7,895	Goldman Sachs	April 29, 2024	28	—
Total						$4,576	$(128)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of March 31, 2024 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-United States Oil Fund LP-USO US	$102	04/19/2024	Citigroup Global Markets Inc.	$7,873	$40	$8
Call-Chicago Board Options Exchange-VIX US	$30	05/22/2024	Citigroup Global Markets Inc.	$748	22	20
Put-SPDR S&P 500 ETF Trust-SPY US	$330	06/21/2024	Citigroup Global Markets Inc.	$52,307	166	20
Total Purchased Options on Equity Indices					$228	$48

Written options outstanding as of March 31, 2024 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	05/22/2024	Citigroup Global Markets Inc.	$748	$(12)	$(13)
Put-SPDR S&P 500 ETF Trust-SPY US	$300	06/21/2024	Citigroup Global Markets Inc.	$52,307	(107)	(14)
Total Written Options					$(119)	$(27)

Swap Agreements outstanding as of March 31, 2024 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,395	$(785)	$(618)	$(167)
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$(785)	$(618)	$(167)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S39 Tranche 15-25	Q	5.00%	12/20/2027	Goldman Sachs	$3,568	$(266)	$(171)	$(95)
CMBX.NA.BBB- S9	M	3.00%	09/17/2058	Goldman Sachs	$1,030	152	246	(94)
Total Swap Agreements - Buy Protection: Over the Counter						$(114)	$75	$(189)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs	$(15,419)	72	—	72
Total Swap Agreements - Sell Protection: Over the Counter						$72	$—	$72

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund’s activities and is responsible for making investment decisions for the Fund’s portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s board of trustees (the “Board”) designated the Adviser as the Fund’s “valuation designee” (the “Valuation Designee”) to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Designee, subject to the oversight of the Board, in accordance with the Valuation Designee’s valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Investments in the Fund’s portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 3 for further information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund’s tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains or losses on derivative contracts” in the Fund’s consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets”, “mandatory redeemable preferred shares” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ the net asset valuation policy and procedures that have been reviewed by the Fund's Board in connection with their designation of the Adviser as the Fund’s valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for further information). Consistent with its valuation policies and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)
    The following table is a summary of the inputs used as of March 31, 2024, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$1,346,163	$2,464,190	$3,810,353
Subordinated Loans	—	—	54,886	54,886
Corporate Bonds	—	289,726	50,351	340,077
Collateralized Loan Obligations	—	—	303,703	303,703
Private Asset-Backed Investments	—	—	74,547	74,547
Preferred Stock	—	—	230,214	230,214
Common Stock	975	364	70,680	72,019
Warrants	—	—	1,253	1,253
Total Investments	$975	$1,636,253	$3,249,824	$4,887,052
Derivative Assets:
Forward Currency Contracts	$—	$4,576	$—	$4,576
Purchased Equity Options	$48	$—	$—	$48
Credit Default Swaps	$—	$224	$—	$224
Derivative Liabilities:
Foreign Currency Forward Contracts	$—	$(128)	$—	$(128)
Written Equity Options	$(27)	$—	$—	$(27)
Credit Default Swaps	$—	$(1,050)	$—	$(1,050)

    The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of March 31, 2024. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Senior Loans	$2,401,890	Yield Analysis	Market Yield	6.1% - 31.2%	10.5%
Senior Loans	62,300	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	54,886	Yield Analysis	Market Yield	13.1% - 19.2%	11.6%
Corporate Bonds	32,493	Yield Analysis	Market Yield	10.6% - 17.7%	15.3%
Corporate Bonds	17,858	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	303,703	Broker Quotes	N/A	N/A	N/A
Private Asset-Backed Investments	58,741	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	2.5% - 49.0% 0.0% - 44.0% 0.0% - 65.0% 60.0% - 93.0%	36.7% 40.3% 25.6% 90.8%
Private Asset-Backed Investments	15,806	Recent Transaction	N/A	N/A	N/A
Preferred Stock	230,214	EV Market Multiple Analysis	EBITDA Multiple	1.0x - 35.3x	16.9x
Common Stock	70,680	EV Market Multiple Analysis	EBITDA Multiple	2.2x - 34.6x	12.1x
Warrants	1,253	EV Market Multiple Analysis	EBITDA Multiple	3.2x - 24.4x	6.7x
Total Level 3 Investments	$3,249,824

 ________________________________________

(a)Unobservable inputs were weighted by the relative fair value of investments.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2024 (Unaudited)
(in thousands, except percentages and as otherwise noted)

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2024:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Private Asset- Backed Investments	Preferred Stock	Common Stock	Warrants	Total
Balance as of December 31, 2023	$2,363,517	$53,395	$49,486	$345,882	$63,650	$189,554	$51,213	$2,005	$3,118,702
Purchases	380,669	1,720	1,346	12,932	17,777	40,329	18,242	511	473,526
Sales and principal redemptions	(284,526)	—	(991)	(56,846)	(6,287)	(1)	(58)	(236)	(348,945)
Net realized and unrealized gains (losses)	(3,155)	(293)	499	1,868	(673)	332	1,378	(752)	(796)
Accrued discounts (premiums)	1,460	64	11	(133)	35	—	(50)	(275)	1,112
Transfers in to Level 3(a)	6,225	—	—	—	45	—	—	—	6,270
Transfers out of Level 3(a)	—	—	—	—	—	—	(45)	—	(45)
Balance as of March 31, 2024	$2,464,190	$54,886	$50,351	$303,703	$74,547	$230,214	$70,680	$1,253	$3,249,824
Net change in unrealized gains (losses) from investments held at March 31, 2024	$(6,149)	$(293)	$502	$1,934	$(711)	$332	$944	$(400)	$(3,841)
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the three months ended March 31, 2024. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.